UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.92%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,770	$10,000	$10,000
1/31/2016	$9,548	$9,982	$10,138
2/29/2016	$9,513	$10,172	$10,210
3/31/2016	$10,173	$10,504	$10,303
4/30/2016	$10,376	$10,690	$10,343
5/31/2016	$10,051	$10,671	$10,345
6/30/2016	$10,351	$11,031	$10,531
7/31/2016	$10,395	$11,230	$10,598
8/31/2016	$10,445	$11,431	$10,586
9/30/2016	$10,589	$11,477	$10,580
10/31/2016	$10,576	$11,334	$10,499
11/30/2016	$10,196	$10,870	$10,250
12/31/2016	$10,325	$11,015	$10,265
1/31/2017	$10,539	$11,174	$10,285
2/28/2017	$10,693	$11,398	$10,354
3/31/2017	$10,853	$11,441	$10,349
4/30/2017	$10,935	$11,611	$10,428
5/31/2017	$11,033	$11,714	$10,509
6/30/2017	$11,037	$11,697	$10,498
7/31/2017	$11,181	$11,795	$10,543
8/31/2017	$11,327	$12,004	$10,638
9/30/2017	$11,285	$12,006	$10,587
10/31/2017	$11,156	$12,050	$10,593
11/30/2017	$11,308	$12,056	$10,580
12/31/2017	$11,433	$12,145	$10,628
1/31/2018	$11,754	$12,140	$10,506
2/28/2018	$11,631	$11,898	$10,406
3/31/2018	$11,725	$11,933	$10,473
4/30/2018	$11,458	$11,759	$10,395
5/31/2018	$11,051	$11,649	$10,469
6/30/2018	$10,797	$11,510	$10,456
7/31/2018	$10,960	$11,804	$10,459
8/31/2018	$10,719	$11,600	$10,526
9/30/2018	$10,916	$11,775	$10,458
10/31/2018	$10,655	$11,521	$10,376
11/30/2018	$10,570	$11,473	$10,438
12/31/2018	$10,684	$11,627	$10,629
1/31/2019	$11,200	$12,140	$10,742
2/28/2019	$11,340	$12,261	$10,736
3/31/2019	$11,480	$12,436	$10,942
4/30/2019	$11,530	$12,466	$10,945
5/31/2019	$11,557	$12,517	$11,139
6/30/2019	$11,971	$12,943	$11,279
7/31/2019	$12,136	$13,100	$11,304
8/31/2019	$12,096	$13,198	$11,597
9/30/2019	$12,076	$13,137	$11,535
10/31/2019	$12,147	$13,174	$11,570
11/30/2019	$12,102	$13,112	$11,564
12/31/2019	$12,384	$13,376	$11,556
1/31/2020	$12,572	$13,579	$11,778
2/29/2020	$12,456	$13,448	$11,990
3/31/2020	$10,475	$11,586	$11,920
4/30/2020	$10,782	$11,846	$12,132
5/31/2020	$11,517	$12,565	$12,188
6/30/2020	$11,943	$13,006	$12,265
7/31/2020	$12,345	$13,489	$12,448
8/31/2020	$12,460	$13,559	$12,348
9/30/2020	$12,194	$13,308	$12,341
10/31/2020	$12,188	$13,304	$12,286
11/30/2020	$12,741	$13,817	$12,406
12/31/2020	$13,002	$14,079	$12,423
1/31/2021	$12,848	$13,926	$12,334
2/28/2021	$12,547	$13,571	$12,156
3/31/2021	$12,394	$13,440	$12,005
4/30/2021	$12,662	$13,738	$12,099
5/31/2021	$12,807	$13,883	$12,139
6/30/2021	$12,876	$13,985	$12,224
7/31/2021	$12,920	$14,044	$12,361
8/31/2021	$13,037	$14,181	$12,337
9/30/2021	$12,729	$13,887	$12,230
10/31/2021	$12,748	$13,891	$12,227
11/30/2021	$12,439	$13,635	$12,263
12/31/2021	$12,636	$13,826	$12,232
1/31/2022	$12,272	$13,433	$11,968
2/28/2022	$11,599	$12,553	$11,835
3/31/2022	$11,592	$12,441	$11,506
4/30/2022	$10,914	$11,745	$11,069
5/31/2022	$10,955	$11,748	$11,141
6/30/2022	$10,240	$11,018	$10,966
7/31/2022	$10,568	$11,337	$11,234
8/31/2022	$10,479	$11,230	$10,917
9/30/2022	$9,785	$10,515	$10,445
10/31/2022	$9,775	$10,531	$10,310
11/30/2022	$10,565	$11,330	$10,689
12/31/2022	$10,636	$11,367	$10,641
1/31/2023	$10,973	$11,728	$10,968
2/28/2023	$10,694	$11,469	$10,684
3/31/2023	$10,791	$11,579	$10,956
4/30/2023	$10,861	$11,641	$11,022
5/31/2023	$10,768	$11,574	$10,902
6/30/2023	$10,977	$11,832	$10,863
7/31/2023	$11,221	$12,058	$10,856
8/31/2023	$11,025	$11,877	$10,786
9/30/2023	$10,742	$11,568	$10,512
10/31/2023	$10,573	$11,411	$10,346
11/30/2023	$11,186	$12,058	$10,815
12/31/2023	$11,744	$12,628	$11,229
1/31/2024	$11,600	$12,499	$11,198
2/29/2024	$11,737	$12,621	$11,040
3/31/2024	$11,963	$12,885	$11,142
4/30/2024	$11,762	$12,618	$10,860
5/31/2024	$11,963	$12,845	$11,044
6/30/2024	$11,993	$12,924	$11,149
7/31/2024	$12,225	$13,166	$11,409
8/31/2024	$12,516	$13,471	$11,573
9/30/2024	$12,752	$13,720	$11,728
10/31/2024	$12,559	$13,484	$11,437
11/30/2024	$12,710	$13,644	$11,558
12/31/2024	$12,581	$13,454	$11,369
1/31/2025	$12,795	$13,647	$11,430
2/28/2025	$12,976	$13,861	$11,681
3/31/2025	$12,816	$13,755	$11,685
4/30/2025	$12,696	$13,725	$11,731
5/31/2025	$12,850	$13,878	$11,647
6/30/2025	$13,187	$14,213	$11,826
7/31/2025	$13,371	$14,393	$11,795
8/31/2025	$13,589	$14,627	$11,936
9/30/2025	$13,870	$14,888	$12,067
10/31/2025	$14,182	$15,205	$12,142
11/30/2025	$14,244	$15,268	$12,217
12/31/2025	$14,333	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	13.92%	1.97%	3.91%
Class A with sales charge	11.27%	1.51%	3.67%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8-A

02/26

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.18%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,769	$9,982	$10,138
2/29/2016	$9,709	$10,172	$10,210
3/31/2016	$10,395	$10,504	$10,303
4/30/2016	$10,596	$10,690	$10,343
5/31/2016	$10,261	$10,671	$10,345
6/30/2016	$10,561	$11,031	$10,531
7/31/2016	$10,600	$11,230	$10,598
8/31/2016	$10,645	$11,431	$10,586
9/30/2016	$10,786	$11,477	$10,580
10/31/2016	$10,768	$11,334	$10,499
11/30/2016	$10,377	$10,870	$10,250
12/31/2016	$10,503	$11,015	$10,265
1/31/2017	$10,714	$11,174	$10,285
2/28/2017	$10,865	$11,398	$10,354
3/31/2017	$11,021	$11,441	$10,349
4/30/2017	$11,099	$11,611	$10,428
5/31/2017	$11,192	$11,714	$10,509
6/30/2017	$11,191	$11,697	$10,498
7/31/2017	$11,331	$11,795	$10,543
8/31/2017	$11,473	$12,004	$10,638
9/30/2017	$11,425	$12,006	$10,587
10/31/2017	$11,289	$12,050	$10,593
11/30/2017	$11,437	$12,056	$10,580
12/31/2017	$11,557	$12,145	$10,628
1/31/2018	$11,873	$12,140	$10,506
2/28/2018	$11,744	$11,898	$10,406
3/31/2018	$11,833	$11,933	$10,473
4/30/2018	$11,559	$11,759	$10,395
5/31/2018	$11,145	$11,649	$10,469
6/30/2018	$10,906	$11,510	$10,456
7/31/2018	$11,043	$11,804	$10,459
8/31/2018	$10,796	$11,600	$10,526
9/30/2018	$10,988	$11,775	$10,458
10/31/2018	$10,721	$11,521	$10,376
11/30/2018	$10,632	$11,473	$10,438
12/31/2018	$10,740	$11,627	$10,629
1/31/2019	$11,250	$12,140	$10,742
2/28/2019	$11,385	$12,261	$10,736
3/31/2019	$11,518	$12,436	$10,942
4/30/2019	$11,564	$12,466	$10,945
5/31/2019	$11,584	$12,517	$11,139
6/30/2019	$12,013	$12,943	$11,279
7/31/2019	$12,149	$13,100	$11,304
8/31/2019	$12,103	$13,198	$11,597
9/30/2019	$12,077	$13,137	$11,535
10/31/2019	$12,142	$13,174	$11,570
11/30/2019	$12,092	$13,112	$11,564
12/31/2019	$12,388	$13,376	$11,556
1/31/2020	$12,545	$13,579	$11,778
2/29/2020	$12,424	$13,448	$11,990
3/31/2020	$10,454	$11,586	$11,920
4/30/2020	$10,754	$11,846	$12,132
5/31/2020	$11,476	$12,565	$12,188
6/30/2020	$11,891	$13,006	$12,265
7/31/2020	$12,284	$13,489	$12,448
8/31/2020	$12,390	$13,559	$12,348
9/30/2020	$12,121	$13,308	$12,341
10/31/2020	$12,133	$13,304	$12,286
11/30/2020	$12,649	$13,817	$12,406
12/31/2020	$12,899	$14,079	$12,423
1/31/2021	$12,741	$13,926	$12,334
2/28/2021	$12,438	$13,571	$12,156
3/31/2021	$12,281	$13,440	$12,005
4/30/2021	$12,538	$13,738	$12,099
5/31/2021	$12,674	$13,883	$12,139
6/30/2021	$12,736	$13,985	$12,224
7/31/2021	$12,772	$14,044	$12,361
8/31/2021	$12,881	$14,181	$12,337
9/30/2021	$12,571	$13,887	$12,230
10/31/2021	$12,583	$13,891	$12,227
11/30/2021	$12,273	$13,635	$12,263
12/31/2021	$12,460	$13,826	$12,232
1/31/2022	$12,097	$13,433	$11,968
2/28/2022	$11,432	$12,553	$11,835
3/31/2022	$11,419	$12,441	$11,506
4/30/2022	$10,750	$11,745	$11,069
5/31/2022	$10,759	$11,748	$11,141
6/30/2022	$10,055	$11,018	$10,966
7/31/2022	$10,370	$11,337	$11,234
8/31/2022	$10,278	$11,230	$10,917
9/30/2022	$9,596	$10,515	$10,445
10/31/2022	$9,607	$10,531	$10,310
11/30/2022	$10,371	$11,330	$10,689
12/31/2022	$10,434	$11,367	$10,641
1/31/2023	$10,758	$11,728	$10,968
2/28/2023	$10,481	$11,469	$10,684
3/31/2023	$10,543	$11,579	$10,956
4/30/2023	$10,605	$11,641	$11,022
5/31/2023	$10,536	$11,574	$10,902
6/30/2023	$10,734	$11,832	$10,863
7/31/2023	$10,938	$12,058	$10,856
8/31/2023	$10,743	$11,877	$10,786
9/30/2023	$10,463	$11,568	$10,512
10/31/2023	$10,321	$11,411	$10,346
11/30/2023	$10,909	$12,058	$10,815
12/31/2023	$11,444	$12,628	$11,229
1/31/2024	$11,299	$12,499	$11,198
2/29/2024	$11,399	$12,621	$11,040
3/31/2024	$11,640	$12,885	$11,142
4/30/2024	$11,440	$12,618	$10,860
5/31/2024	$11,601	$12,845	$11,044
6/30/2024	$11,652	$12,924	$11,149
7/31/2024	$11,841	$13,166	$11,409
8/31/2024	$12,116	$13,471	$11,573
9/30/2024	$12,366	$13,720	$11,728
10/31/2024	$12,175	$13,484	$11,437
11/30/2024	$12,314	$13,644	$11,558
12/31/2024	$12,184	$13,454	$11,369
1/31/2025	$12,383	$13,647	$11,430
2/28/2025	$12,552	$13,861	$11,681
3/31/2025	$12,392	$13,755	$11,685
4/30/2025	$12,271	$13,725	$11,731
5/31/2025	$12,413	$13,878	$11,647
6/30/2025	$12,730	$14,213	$11,826
7/31/2025	$12,900	$14,393	$11,795
8/31/2025	$13,103	$14,627	$11,936
9/30/2025	$13,366	$14,888	$12,067
10/31/2025	$13,658	$15,205	$12,142
11/30/2025	$13,711	$15,268	$12,217
12/31/2025	$13,790	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	13.18%	1.34%	3.27%
Class C with sales charge	12.18%	1.34%	3.27%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-664-C

02/26

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.13%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,773	$9,982	$10,138
2/29/2016	$9,719	$10,172	$10,210
3/31/2016	$10,415	$10,504	$10,303
4/30/2016	$10,623	$10,690	$10,343
5/31/2016	$10,292	$10,671	$10,345
6/30/2016	$10,600	$11,031	$10,531
7/31/2016	$10,646	$11,230	$10,598
8/31/2016	$10,697	$11,431	$10,586
9/30/2016	$10,846	$11,477	$10,580
10/31/2016	$10,834	$11,334	$10,499
11/30/2016	$10,425	$10,870	$10,250
12/31/2016	$10,579	$11,015	$10,265
1/31/2017	$10,778	$11,174	$10,285
2/28/2017	$10,957	$11,398	$10,354
3/31/2017	$11,122	$11,441	$10,349
4/30/2017	$11,186	$11,611	$10,428
5/31/2017	$11,308	$11,714	$10,509
6/30/2017	$11,312	$11,697	$10,498
7/31/2017	$11,461	$11,795	$10,543
8/31/2017	$11,612	$12,004	$10,638
9/30/2017	$11,548	$12,006	$10,587
10/31/2017	$11,439	$12,050	$10,593
11/30/2017	$11,595	$12,056	$10,580
12/31/2017	$11,724	$12,145	$10,628
1/31/2018	$12,032	$12,140	$10,506
2/28/2018	$11,929	$11,898	$10,406
3/31/2018	$12,026	$11,933	$10,473
4/30/2018	$11,753	$11,759	$10,395
5/31/2018	$11,315	$11,649	$10,469
6/30/2018	$11,076	$11,510	$10,456
7/31/2018	$11,222	$11,804	$10,459
8/31/2018	$10,998	$11,600	$10,526
9/30/2018	$11,203	$11,775	$10,458
10/31/2018	$10,937	$11,521	$10,376
11/30/2018	$10,851	$11,473	$10,438
12/31/2018	$10,970	$11,627	$10,629
1/31/2019	$11,501	$12,140	$10,742
2/28/2019	$11,645	$12,261	$10,736
3/31/2019	$11,791	$12,436	$10,942
4/30/2019	$11,844	$12,466	$10,945
5/31/2019	$11,873	$12,517	$11,139
6/30/2019	$12,300	$12,943	$11,279
7/31/2019	$12,471	$13,100	$11,304
8/31/2019	$12,408	$13,198	$11,597
9/30/2019	$12,412	$13,137	$11,535
10/31/2019	$12,487	$13,174	$11,570
11/30/2019	$12,419	$13,112	$11,564
12/31/2019	$12,734	$13,376	$11,556
1/31/2020	$12,930	$13,579	$11,778
2/29/2020	$12,788	$13,448	$11,990
3/31/2020	$10,777	$11,586	$11,920
4/30/2020	$11,095	$11,846	$12,132
5/31/2020	$11,852	$12,565	$12,188
6/30/2020	$12,292	$13,006	$12,265
7/31/2020	$12,708	$13,489	$12,448
8/31/2020	$12,828	$13,559	$12,348
9/30/2020	$12,556	$13,308	$12,341
10/31/2020	$12,576	$13,304	$12,286
11/30/2020	$13,122	$13,817	$12,406
12/31/2020	$13,392	$14,079	$12,423
1/31/2021	$13,235	$13,926	$12,334
2/28/2021	$12,927	$13,571	$12,156
3/31/2021	$12,771	$13,440	$12,005
4/30/2021	$13,049	$13,738	$12,099
5/31/2021	$13,200	$13,883	$12,139
6/30/2021	$13,274	$13,985	$12,224
7/31/2021	$13,321	$14,044	$12,361
8/31/2021	$13,445	$14,181	$12,337
9/30/2021	$13,155	$13,887	$12,230
10/31/2021	$13,150	$13,891	$12,227
11/30/2021	$12,834	$13,635	$12,263
12/31/2021	$13,040	$13,826	$12,232
1/31/2022	$12,692	$13,433	$11,968
2/28/2022	$12,000	$12,553	$11,835
3/31/2022	$11,968	$12,441	$11,506
4/30/2022	$11,270	$11,745	$11,069
5/31/2022	$11,315	$11,748	$11,141
6/30/2022	$10,578	$11,018	$10,966
7/31/2022	$10,918	$11,337	$11,234
8/31/2022	$10,828	$11,230	$10,917
9/30/2022	$10,113	$10,515	$10,445
10/31/2022	$10,132	$10,531	$10,310
11/30/2022	$10,950	$11,330	$10,689
12/31/2022	$11,025	$11,367	$10,641
1/31/2023	$11,376	$11,728	$10,968
2/28/2023	$11,089	$11,469	$10,684
3/31/2023	$11,163	$11,579	$10,956
4/30/2023	$11,237	$11,641	$11,022
5/31/2023	$11,171	$11,574	$10,902
6/30/2023	$11,390	$11,832	$10,863
7/31/2023	$11,615	$12,058	$10,856
8/31/2023	$11,415	$11,877	$10,786
9/30/2023	$11,124	$11,568	$10,512
10/31/2023	$10,979	$11,411	$10,346
11/30/2023	$11,616	$12,058	$10,815
12/31/2023	$12,196	$12,628	$11,229
1/31/2024	$12,019	$12,499	$11,198
2/29/2024	$12,163	$12,621	$11,040
3/31/2024	$12,430	$12,885	$11,142
4/30/2024	$12,224	$12,618	$10,860
5/31/2024	$12,404	$12,845	$11,044
6/30/2024	$12,467	$12,924	$11,149
7/31/2024	$12,679	$13,166	$11,409
8/31/2024	$12,984	$13,471	$11,573
9/30/2024	$13,231	$13,720	$11,728
10/31/2024	$13,064	$13,484	$11,437
11/30/2024	$13,192	$13,644	$11,558
12/31/2024	$13,092	$13,454	$11,369
1/31/2025	$13,315	$13,647	$11,430
2/28/2025	$13,506	$13,861	$11,681
3/31/2025	$13,311	$13,755	$11,685
4/30/2025	$13,220	$13,725	$11,731
5/31/2025	$13,382	$13,878	$11,647
6/30/2025	$13,734	$14,213	$11,826
7/31/2025	$13,928	$14,393	$11,795
8/31/2025	$14,157	$14,627	$11,936
9/30/2025	$14,451	$14,888	$12,067
10/31/2025	$14,746	$15,205	$12,142
11/30/2025	$14,813	$15,268	$12,217
12/31/2025	$14,941	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	14.13%	2.21%	4.10%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1007-F

02/26

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$87	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.16%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,135	$10,051
5/31/2017	$10,165	$10,224	$10,128
6/30/2017	$10,170	$10,210	$10,118
7/31/2017	$10,305	$10,295	$10,162
8/31/2017	$10,441	$10,478	$10,253
9/30/2017	$10,404	$10,479	$10,204
10/31/2017	$10,287	$10,518	$10,210
11/30/2017	$10,428	$10,523	$10,197
12/31/2017	$10,545	$10,600	$10,244
1/31/2018	$10,843	$10,596	$10,126
2/28/2018	$10,731	$10,385	$10,030
3/31/2018	$10,820	$10,415	$10,094
4/30/2018	$10,574	$10,264	$10,019
5/31/2018	$10,200	$10,167	$10,091
6/30/2018	$9,986	$10,046	$10,078
7/31/2018	$10,119	$10,303	$10,080
8/31/2018	$9,918	$10,125	$10,145
9/30/2018	$10,103	$10,278	$10,080
10/31/2018	$9,862	$10,056	$10,000
11/30/2018	$9,765	$10,014	$10,060
12/31/2018	$9,893	$10,149	$10,245
1/31/2019	$10,351	$10,597	$10,354
2/28/2019	$10,482	$10,702	$10,348
3/31/2019	$10,635	$10,854	$10,546
4/30/2019	$10,663	$10,881	$10,549
5/31/2019	$10,689	$10,926	$10,736
6/30/2019	$11,095	$11,297	$10,871
7/31/2019	$11,229	$11,434	$10,895
8/31/2019	$11,193	$11,519	$11,177
9/30/2019	$11,177	$11,467	$11,118
10/31/2019	$11,266	$11,499	$11,151
11/30/2019	$11,205	$11,444	$11,146
12/31/2019	$11,490	$11,675	$11,138
1/31/2020	$11,645	$11,853	$11,352
2/29/2020	$11,539	$11,738	$11,557
3/31/2020	$9,724	$10,112	$11,489
4/30/2020	$10,011	$10,340	$11,693
5/31/2020	$10,673	$10,967	$11,747
6/30/2020	$11,070	$11,352	$11,821
7/31/2020	$11,446	$11,774	$11,998
8/31/2020	$11,555	$11,834	$11,901
9/30/2020	$11,310	$11,615	$11,894
10/31/2020	$11,328	$11,612	$11,841
11/30/2020	$11,822	$12,060	$11,958
12/31/2020	$12,066	$12,289	$11,974
1/31/2021	$11,924	$12,155	$11,888
2/28/2021	$11,646	$11,845	$11,716
3/31/2021	$11,506	$11,731	$11,570
4/30/2021	$11,757	$11,991	$11,662
5/31/2021	$11,894	$12,118	$11,700
6/30/2021	$11,960	$12,207	$11,782
7/31/2021	$12,002	$12,258	$11,914
8/31/2021	$12,114	$12,378	$11,891
9/30/2021	$11,829	$12,121	$11,788
10/31/2021	$11,848	$12,124	$11,785
11/30/2021	$11,562	$11,901	$11,820
12/31/2021	$11,748	$12,068	$11,789
1/31/2022	$11,435	$11,725	$11,535
2/28/2022	$10,810	$10,957	$11,407
3/31/2022	$10,781	$10,859	$11,090
4/30/2022	$10,151	$10,252	$10,669
5/31/2022	$10,191	$10,254	$10,738
6/30/2022	$9,526	$9,617	$10,569
7/31/2022	$9,833	$9,895	$10,828
8/31/2022	$9,752	$9,802	$10,522
9/30/2022	$9,106	$9,178	$10,067
10/31/2022	$9,123	$9,192	$9,937
11/30/2022	$9,862	$9,890	$10,302
12/31/2022	$9,929	$9,922	$10,256
1/31/2023	$10,247	$10,236	$10,571
2/28/2023	$9,987	$10,010	$10,298
3/31/2023	$10,054	$10,107	$10,559
4/30/2023	$10,121	$10,160	$10,623
5/31/2023	$10,061	$10,102	$10,508
6/30/2023	$10,259	$10,328	$10,470
7/31/2023	$10,462	$10,525	$10,463
8/31/2023	$10,281	$10,367	$10,396
9/30/2023	$10,018	$10,097	$10,132
10/31/2023	$9,888	$9,960	$9,972
11/30/2023	$10,436	$10,524	$10,424
12/31/2023	$10,986	$11,022	$10,823
1/31/2024	$10,827	$10,910	$10,793
2/29/2024	$10,957	$11,016	$10,640
3/31/2024	$11,198	$11,247	$10,739
4/30/2024	$11,011	$11,013	$10,467
5/31/2024	$11,174	$11,212	$10,645
6/30/2024	$11,231	$11,281	$10,746
7/31/2024	$11,423	$11,492	$10,997
8/31/2024	$11,698	$11,758	$11,155
9/30/2024	$11,920	$11,975	$11,304
10/31/2024	$11,770	$11,769	$11,024
11/30/2024	$11,886	$11,909	$11,140
12/31/2024	$11,795	$11,743	$10,958
1/31/2025	$11,997	$11,912	$11,016
2/28/2025	$12,169	$12,098	$11,258
3/31/2025	$11,992	$12,006	$11,263
4/30/2025	$11,911	$11,980	$11,307
5/31/2025	$12,057	$12,113	$11,226
6/30/2025	$12,375	$12,405	$11,399
7/31/2025	$12,550	$12,563	$11,368
8/31/2025	$12,757	$12,767	$11,504
9/30/2025	$12,994	$12,995	$11,630
10/31/2025	$13,289	$13,271	$11,703
11/30/2025	$13,350	$13,326	$11,775
12/31/2025	$13,465	$13,422	$11,758

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	14.16%	2.22%	3.46%
JPM EMBI Global Diversified Index	14.30%	1.78%	3.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8955-F3

02/26

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.15%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,774	$9,982	$10,138
2/29/2016	$9,720	$10,172	$10,210
3/31/2016	$10,418	$10,504	$10,303
4/30/2016	$10,628	$10,690	$10,343
5/31/2016	$10,297	$10,671	$10,345
6/30/2016	$10,606	$11,031	$10,531
7/31/2016	$10,653	$11,230	$10,598
8/31/2016	$10,706	$11,431	$10,586
9/30/2016	$10,856	$11,477	$10,580
10/31/2016	$10,844	$11,334	$10,499
11/30/2016	$10,455	$10,870	$10,250
12/31/2016	$10,590	$11,015	$10,265
1/31/2017	$10,790	$11,174	$10,285
2/28/2017	$10,971	$11,398	$10,354
3/31/2017	$11,137	$11,441	$10,349
4/30/2017	$11,224	$11,611	$10,428
5/31/2017	$11,326	$11,714	$10,509
6/30/2017	$11,332	$11,697	$10,498
7/31/2017	$11,482	$11,795	$10,543
8/31/2017	$11,635	$12,004	$10,638
9/30/2017	$11,593	$12,006	$10,587
10/31/2017	$11,462	$12,050	$10,593
11/30/2017	$11,620	$12,056	$10,580
12/31/2017	$11,751	$12,145	$10,628
1/31/2018	$12,083	$12,140	$10,506
2/28/2018	$11,958	$11,898	$10,406
3/31/2018	$12,058	$11,933	$10,473
4/30/2018	$11,783	$11,759	$10,395
5/31/2018	$11,367	$11,649	$10,469
6/30/2018	$11,128	$11,510	$10,456
7/31/2018	$11,276	$11,804	$10,459
8/31/2018	$11,052	$11,600	$10,526
9/30/2018	$11,257	$11,775	$10,458
10/31/2018	$10,989	$11,521	$10,376
11/30/2018	$10,881	$11,473	$10,438
12/31/2018	$11,023	$11,627	$10,629
1/31/2019	$11,534	$12,140	$10,742
2/28/2019	$11,680	$12,261	$10,736
3/31/2019	$11,850	$12,436	$10,942
4/30/2019	$11,881	$12,466	$10,945
5/31/2019	$11,910	$12,517	$11,139
6/30/2019	$12,363	$12,943	$11,279
7/31/2019	$12,512	$13,100	$11,304
8/31/2019	$12,472	$13,198	$11,597
9/30/2019	$12,453	$13,137	$11,535
10/31/2019	$12,529	$13,174	$11,570
11/30/2019	$12,485	$13,112	$11,564
12/31/2019	$12,778	$13,376	$11,556
1/31/2020	$12,975	$13,579	$11,778
2/29/2020	$12,856	$13,448	$11,990
3/31/2020	$10,834	$11,586	$11,920
4/30/2020	$11,154	$11,846	$12,132
5/31/2020	$11,891	$12,565	$12,188
6/30/2020	$12,333	$13,006	$12,265
7/31/2020	$12,752	$13,489	$12,448
8/31/2020	$12,873	$13,559	$12,348
9/30/2020	$12,600	$13,308	$12,341
10/31/2020	$12,620	$13,304	$12,286
11/30/2020	$13,170	$13,817	$12,406
12/31/2020	$13,442	$14,079	$12,423
1/31/2021	$13,284	$13,926	$12,334
2/28/2021	$12,975	$13,571	$12,156
3/31/2021	$12,818	$13,440	$12,005
4/30/2021	$13,098	$13,738	$12,099
5/31/2021	$13,250	$13,883	$12,139
6/30/2021	$13,324	$13,985	$12,224
7/31/2021	$13,372	$14,044	$12,361
8/31/2021	$13,496	$14,181	$12,337
9/30/2021	$13,178	$13,887	$12,230
10/31/2021	$13,200	$13,891	$12,227
11/30/2021	$12,881	$13,635	$12,263
12/31/2021	$13,089	$13,826	$12,232
1/31/2022	$12,739	$13,433	$11,968
2/28/2022	$12,043	$12,553	$11,835
3/31/2022	$12,011	$12,441	$11,506
4/30/2022	$11,309	$11,745	$11,069
5/31/2022	$11,353	$11,748	$11,141
6/30/2022	$10,612	$11,018	$10,966
7/31/2022	$10,954	$11,337	$11,234
8/31/2022	$10,864	$11,230	$10,917
9/30/2022	$10,144	$10,515	$10,445
10/31/2022	$10,163	$10,531	$10,310
11/30/2022	$10,986	$11,330	$10,689
12/31/2022	$11,061	$11,367	$10,641
1/31/2023	$11,414	$11,728	$10,968
2/28/2023	$11,125	$11,469	$10,684
3/31/2023	$11,200	$11,579	$10,956
4/30/2023	$11,274	$11,641	$11,022
5/31/2023	$11,207	$11,574	$10,902
6/30/2023	$11,427	$11,832	$10,863
7/31/2023	$11,654	$12,058	$10,856
8/31/2023	$11,452	$11,877	$10,786
9/30/2023	$11,159	$11,568	$10,512
10/31/2023	$11,014	$11,411	$10,346
11/30/2023	$11,654	$12,058	$10,815
12/31/2023	$12,237	$12,628	$11,229
1/31/2024	$12,060	$12,499	$11,198
2/29/2024	$12,204	$12,621	$11,040
3/31/2024	$12,472	$12,885	$11,142
4/30/2024	$12,265	$12,618	$10,860
5/31/2024	$12,446	$12,845	$11,044
6/30/2024	$12,509	$12,924	$11,149
7/31/2024	$12,723	$13,166	$11,409
8/31/2024	$13,029	$13,471	$11,573
9/30/2024	$13,277	$13,720	$11,728
10/31/2024	$13,109	$13,484	$11,437
11/30/2024	$13,238	$13,644	$11,558
12/31/2024	$13,136	$13,454	$11,369
1/31/2025	$13,361	$13,647	$11,430
2/28/2025	$13,553	$13,861	$11,681
3/31/2025	$13,356	$13,755	$11,685
4/30/2025	$13,265	$13,725	$11,731
5/31/2025	$13,427	$13,878	$11,647
6/30/2025	$13,781	$14,213	$11,826
7/31/2025	$13,976	$14,393	$11,795
8/31/2025	$14,207	$14,627	$11,936
9/30/2025	$14,470	$14,888	$12,067
10/31/2025	$14,799	$15,205	$12,142
11/30/2025	$14,866	$15,268	$12,217
12/31/2025	$14,995	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	14.15%	2.21%	4.13%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1424-I

02/26

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.33%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,770	$9,982	$10,138
2/29/2016	$9,712	$10,172	$10,210
3/31/2016	$10,406	$10,504	$10,303
4/30/2016	$10,611	$10,690	$10,343
5/31/2016	$10,276	$10,671	$10,345
6/30/2016	$10,581	$11,031	$10,531
7/31/2016	$10,623	$11,230	$10,598
8/31/2016	$10,671	$11,431	$10,586
9/30/2016	$10,817	$11,477	$10,580
10/31/2016	$10,800	$11,334	$10,499
11/30/2016	$10,408	$10,870	$10,250
12/31/2016	$10,538	$11,015	$10,265
1/31/2017	$10,733	$11,174	$10,285
2/28/2017	$10,909	$11,398	$10,354
3/31/2017	$11,070	$11,441	$10,349
4/30/2017	$11,131	$11,611	$10,428
5/31/2017	$11,249	$11,714	$10,509
6/30/2017	$11,250	$11,697	$10,498
7/31/2017	$11,394	$11,795	$10,543
8/31/2017	$11,541	$12,004	$10,638
9/30/2017	$11,474	$12,006	$10,587
10/31/2017	$11,360	$12,050	$10,593
11/30/2017	$11,512	$12,056	$10,580
12/31/2017	$11,637	$12,145	$10,628
1/31/2018	$11,939	$12,140	$10,506
2/28/2018	$11,833	$11,898	$10,406
3/31/2018	$11,926	$11,933	$10,473
4/30/2018	$11,650	$11,759	$10,395
5/31/2018	$11,233	$11,649	$10,469
6/30/2018	$10,971	$11,510	$10,456
7/31/2018	$11,134	$11,804	$10,459
8/31/2018	$10,886	$11,600	$10,526
9/30/2018	$11,084	$11,775	$10,458
10/31/2018	$10,815	$11,521	$10,376
11/30/2018	$10,726	$11,473	$10,438
12/31/2018	$10,839	$11,627	$10,629
1/31/2019	$11,361	$12,140	$10,742
2/28/2019	$11,500	$12,261	$10,736
3/31/2019	$11,639	$12,436	$10,942
4/30/2019	$11,688	$12,466	$10,945
5/31/2019	$11,712	$12,517	$11,139
6/30/2019	$12,129	$12,943	$11,279
7/31/2019	$12,294	$13,100	$11,304
8/31/2019	$12,249	$13,198	$11,597
9/30/2019	$12,226	$13,137	$11,535
10/31/2019	$12,295	$13,174	$11,570
11/30/2019	$12,247	$13,112	$11,564
12/31/2019	$12,529	$13,376	$11,556
1/31/2020	$12,717	$13,579	$11,778
2/29/2020	$12,596	$13,448	$11,990
3/31/2020	$10,610	$11,586	$11,920
4/30/2020	$10,919	$11,846	$12,132
5/31/2020	$11,635	$12,565	$12,188
6/30/2020	$12,063	$13,006	$12,265
7/31/2020	$12,468	$13,489	$12,448
8/31/2020	$12,581	$13,559	$12,348
9/30/2020	$12,308	$13,308	$12,341
10/31/2020	$12,324	$13,304	$12,286
11/30/2020	$12,855	$13,817	$12,406
12/31/2020	$13,115	$14,079	$12,423
1/31/2021	$12,956	$13,926	$12,334
2/28/2021	$12,649	$13,571	$12,156
3/31/2021	$12,491	$13,440	$12,005
4/30/2021	$12,758	$13,738	$12,099
5/31/2021	$12,902	$13,883	$12,139
6/30/2021	$12,968	$13,985	$12,224
7/31/2021	$13,009	$14,044	$12,361
8/31/2021	$13,125	$14,181	$12,337
9/30/2021	$12,810	$13,887	$12,230
10/31/2021	$12,826	$13,891	$12,227
11/30/2021	$12,511	$13,635	$12,263
12/31/2021	$12,707	$13,826	$12,232
1/31/2022	$12,362	$13,433	$11,968
2/28/2022	$11,682	$12,553	$11,835
3/31/2022	$11,646	$12,441	$11,506
4/30/2022	$10,960	$11,745	$11,069
5/31/2022	$10,999	$11,748	$11,141
6/30/2022	$10,276	$11,018	$10,966
7/31/2022	$10,604	$11,337	$11,234
8/31/2022	$10,511	$11,230	$10,917
9/30/2022	$9,811	$10,515	$10,445
10/31/2022	$9,825	$10,531	$10,310
11/30/2022	$10,616	$11,330	$10,689
12/31/2022	$10,684	$11,367	$10,641
1/31/2023	$11,021	$11,728	$10,968
2/28/2023	$10,738	$11,469	$10,684
3/31/2023	$10,805	$11,579	$10,956
4/30/2023	$10,872	$11,641	$11,022
5/31/2023	$10,803	$11,574	$10,902
6/30/2023	$11,011	$11,832	$10,863
7/31/2023	$11,225	$12,058	$10,856
8/31/2023	$11,026	$11,877	$10,786
9/30/2023	$10,739	$11,568	$10,512
10/31/2023	$10,595	$11,411	$10,346
11/30/2023	$11,178	$12,058	$10,815
12/31/2023	$11,762	$12,628	$11,229
1/31/2024	$11,587	$12,499	$11,198
2/29/2024	$11,721	$12,621	$11,040
3/31/2024	$11,973	$12,885	$11,142
4/30/2024	$11,769	$12,618	$10,860
5/31/2024	$11,938	$12,845	$11,044
6/30/2024	$11,994	$12,924	$11,149
7/31/2024	$12,193	$13,166	$11,409
8/31/2024	$12,481	$13,471	$11,573
9/30/2024	$12,714	$13,720	$11,728
10/31/2024	$12,548	$13,484	$11,437
11/30/2024	$12,666	$13,644	$11,558
12/31/2024	$12,564	$13,454	$11,369
1/31/2025	$12,773	$13,647	$11,430
2/28/2025	$12,951	$13,861	$11,681
3/31/2025	$12,758	$13,755	$11,685
4/30/2025	$12,666	$13,725	$11,731
5/31/2025	$12,815	$13,878	$11,647
6/30/2025	$13,148	$14,213	$11,826
7/31/2025	$13,329	$14,393	$11,795
8/31/2025	$13,543	$14,627	$11,936
9/30/2025	$13,788	$14,888	$12,067
10/31/2025	$14,095	$15,205	$12,142
11/30/2025	$14,153	$15,268	$12,217
12/31/2025	$14,238	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	13.33%	1.66%	3.60%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-2051-R3

02/26

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	1.07%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.87%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,773	$9,982	$10,138
2/29/2016	$9,717	$10,172	$10,210
3/31/2016	$10,412	$10,504	$10,303
4/30/2016	$10,619	$10,690	$10,343
5/31/2016	$10,287	$10,671	$10,345
6/30/2016	$10,594	$11,031	$10,531
7/31/2016	$10,638	$11,230	$10,598
8/31/2016	$10,689	$11,431	$10,586
9/30/2016	$10,837	$11,477	$10,580
10/31/2016	$10,824	$11,334	$10,499
11/30/2016	$10,434	$10,870	$10,250
12/31/2016	$10,567	$11,015	$10,265
1/31/2017	$10,764	$11,174	$10,285
2/28/2017	$10,942	$11,398	$10,354
3/31/2017	$11,105	$11,441	$10,349
4/30/2017	$11,189	$11,611	$10,428
5/31/2017	$11,288	$11,714	$10,509
6/30/2017	$11,291	$11,697	$10,498
7/31/2017	$11,439	$11,795	$10,543
8/31/2017	$11,588	$12,004	$10,638
9/30/2017	$11,545	$12,006	$10,587
10/31/2017	$11,412	$12,050	$10,593
11/30/2017	$11,567	$12,056	$10,580
12/31/2017	$11,694	$12,145	$10,628
1/31/2018	$12,021	$12,140	$10,506
2/28/2018	$11,895	$11,898	$10,406
3/31/2018	$11,991	$11,933	$10,473
4/30/2018	$11,717	$11,759	$10,395
5/31/2018	$11,279	$11,649	$10,469
6/30/2018	$11,040	$11,510	$10,456
7/31/2018	$11,207	$11,804	$10,459
8/31/2018	$10,960	$11,600	$10,526
9/30/2018	$11,161	$11,775	$10,458
10/31/2018	$10,893	$11,521	$10,376
11/30/2018	$10,806	$11,473	$10,438
12/31/2018	$10,922	$11,627	$10,629
1/31/2019	$11,449	$12,140	$10,742
2/28/2019	$11,591	$12,261	$10,736
3/31/2019	$11,734	$12,436	$10,942
4/30/2019	$11,785	$12,466	$10,945
5/31/2019	$11,812	$12,517	$11,139
6/30/2019	$12,235	$12,943	$11,279
7/31/2019	$12,403	$13,100	$11,304
8/31/2019	$12,338	$13,198	$11,597
9/30/2019	$12,340	$13,137	$11,535
10/31/2019	$12,413	$13,174	$11,570
11/30/2019	$12,343	$13,112	$11,564
12/31/2019	$12,654	$13,376	$11,556
1/31/2020	$12,846	$13,579	$11,778
2/29/2020	$12,703	$13,448	$11,990
3/31/2020	$10,702	$11,586	$11,920
4/30/2020	$11,016	$11,846	$12,132
5/31/2020	$11,742	$12,565	$12,188
6/30/2020	$12,176	$13,006	$12,265
7/31/2020	$12,611	$13,489	$12,448
8/31/2020	$12,728	$13,559	$12,348
9/30/2020	$12,431	$13,308	$12,341
10/31/2020	$12,449	$13,304	$12,286
11/30/2020	$13,013	$13,817	$12,406
12/31/2020	$13,254	$14,079	$12,423
1/31/2021	$13,121	$13,926	$12,334
2/28/2021	$12,788	$13,571	$12,156
3/31/2021	$12,631	$13,440	$12,005
4/30/2021	$12,929	$13,738	$12,099
5/31/2021	$13,051	$13,883	$12,139
6/30/2021	$13,122	$13,985	$12,224
7/31/2021	$13,166	$14,044	$12,361
8/31/2021	$13,285	$14,181	$12,337
9/30/2021	$12,995	$13,887	$12,230
10/31/2021	$12,988	$13,891	$12,227
11/30/2021	$12,672	$13,635	$12,263
12/31/2021	$12,873	$13,826	$12,232
1/31/2022	$12,527	$13,433	$11,968
2/28/2022	$11,839	$12,553	$11,835
3/31/2022	$11,806	$12,441	$11,506
4/30/2022	$11,113	$11,745	$11,069
5/31/2022	$11,154	$11,748	$11,141
6/30/2022	$10,424	$11,018	$10,966
7/31/2022	$10,758	$11,337	$11,234
8/31/2022	$10,667	$11,230	$10,917
9/30/2022	$9,958	$10,515	$10,445
10/31/2022	$9,975	$10,531	$10,310
11/30/2022	$10,780	$11,330	$10,689
12/31/2022	$10,851	$11,367	$10,641
1/31/2023	$11,195	$11,728	$10,968
2/28/2023	$10,910	$11,469	$10,684
3/31/2023	$10,980	$11,579	$10,956
4/30/2023	$11,051	$11,641	$11,022
5/31/2023	$10,983	$11,574	$10,902
6/30/2023	$11,196	$11,832	$10,863
7/31/2023	$11,416	$12,058	$10,856
8/31/2023	$11,216	$11,877	$10,786
9/30/2023	$10,927	$11,568	$10,512
10/31/2023	$10,783	$11,411	$10,346
11/30/2023	$11,407	$12,058	$10,815
12/31/2023	$11,975	$12,628	$11,229
1/31/2024	$11,799	$12,499	$11,198
2/29/2024	$11,938	$12,621	$11,040
3/31/2024	$12,198	$12,885	$11,142
4/30/2024	$11,992	$12,618	$10,860
5/31/2024	$12,167	$12,845	$11,044
6/30/2024	$12,226	$12,924	$11,149
7/31/2024	$12,432	$13,166	$11,409
8/31/2024	$12,729	$13,471	$11,573
9/30/2024	$12,968	$13,720	$11,728
10/31/2024	$12,802	$13,484	$11,437
11/30/2024	$12,925	$13,644	$11,558
12/31/2024	$12,823	$13,454	$11,369
1/31/2025	$13,040	$13,647	$11,430
2/28/2025	$13,224	$13,861	$11,681
3/31/2025	$13,030	$13,755	$11,685
4/30/2025	$12,938	$13,725	$11,731
5/31/2025	$13,094	$13,878	$11,647
6/30/2025	$13,437	$14,213	$11,826
7/31/2025	$13,624	$14,393	$11,795
8/31/2025	$13,846	$14,627	$11,936
9/30/2025	$14,131	$14,888	$12,067
10/31/2025	$14,417	$15,205	$12,142
11/30/2025	$14,479	$15,268	$12,217
12/31/2025	$14,601	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	13.87%	1.96%	3.86%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8703-R4

02/26

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.15%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,774	$9,982	$10,138
2/29/2016	$9,740	$10,172	$10,210
3/31/2016	$10,419	$10,504	$10,303
4/30/2016	$10,628	$10,690	$10,343
5/31/2016	$10,297	$10,671	$10,345
6/30/2016	$10,608	$11,031	$10,531
7/31/2016	$10,655	$11,230	$10,598
8/31/2016	$10,708	$11,431	$10,586
9/30/2016	$10,859	$11,477	$10,580
10/31/2016	$10,847	$11,334	$10,499
11/30/2016	$10,459	$10,870	$10,250
12/31/2016	$10,594	$11,015	$10,265
1/31/2017	$10,795	$11,174	$10,285
2/28/2017	$10,975	$11,398	$10,354
3/31/2017	$11,142	$11,441	$10,349
4/30/2017	$11,229	$11,611	$10,428
5/31/2017	$11,331	$11,714	$10,509
6/30/2017	$11,337	$11,697	$10,498
7/31/2017	$11,487	$11,795	$10,543
8/31/2017	$11,640	$12,004	$10,638
9/30/2017	$11,598	$12,006	$10,587
10/31/2017	$11,468	$12,050	$10,593
11/30/2017	$11,626	$12,056	$10,580
12/31/2017	$11,756	$12,145	$10,628
1/31/2018	$12,089	$12,140	$10,506
2/28/2018	$11,964	$11,898	$10,406
3/31/2018	$12,064	$11,933	$10,473
4/30/2018	$11,790	$11,759	$10,395
5/31/2018	$11,373	$11,649	$10,469
6/30/2018	$11,135	$11,510	$10,456
7/31/2018	$11,283	$11,804	$10,459
8/31/2018	$11,059	$11,600	$10,526
9/30/2018	$11,264	$11,775	$10,458
10/31/2018	$10,996	$11,521	$10,376
11/30/2018	$10,888	$11,473	$10,438
12/31/2018	$11,030	$11,627	$10,629
1/31/2019	$11,542	$12,140	$10,742
2/28/2019	$11,688	$12,261	$10,736
3/31/2019	$11,834	$12,436	$10,942
4/30/2019	$11,889	$12,466	$10,945
5/31/2019	$11,918	$12,517	$11,139
6/30/2019	$12,347	$12,943	$11,279
7/31/2019	$12,520	$13,100	$11,304
8/31/2019	$12,480	$13,198	$11,597
9/30/2019	$12,462	$13,137	$11,535
10/31/2019	$12,538	$13,174	$11,570
11/30/2019	$12,494	$13,112	$11,564
12/31/2019	$12,787	$13,376	$11,556
1/31/2020	$12,984	$13,579	$11,778
2/29/2020	$12,865	$13,448	$11,990
3/31/2020	$10,842	$11,586	$11,920
4/30/2020	$11,162	$11,846	$12,132
5/31/2020	$11,899	$12,565	$12,188
6/30/2020	$12,342	$13,006	$12,265
7/31/2020	$12,761	$13,489	$12,448
8/31/2020	$12,883	$13,559	$12,348
9/30/2020	$12,610	$13,308	$12,341
10/31/2020	$12,631	$13,304	$12,286
11/30/2020	$13,181	$13,817	$12,406
12/31/2020	$13,454	$14,079	$12,423
1/31/2021	$13,296	$13,926	$12,334
2/28/2021	$12,987	$13,571	$12,156
3/31/2021	$12,830	$13,440	$12,005
4/30/2021	$13,111	$13,738	$12,099
5/31/2021	$13,264	$13,883	$12,139
6/30/2021	$13,338	$13,985	$12,224
7/31/2021	$13,386	$14,044	$12,361
8/31/2021	$13,511	$14,181	$12,337
9/30/2021	$13,193	$13,887	$12,230
10/31/2021	$13,215	$13,891	$12,227
11/30/2021	$12,897	$13,635	$12,263
12/31/2021	$13,104	$13,826	$12,232
1/31/2022	$12,755	$13,433	$11,968
2/28/2022	$12,058	$12,553	$11,835
3/31/2022	$12,027	$12,441	$11,506
4/30/2022	$11,324	$11,745	$11,069
5/31/2022	$11,368	$11,748	$11,141
6/30/2022	$10,626	$11,018	$10,966
7/31/2022	$10,969	$11,337	$11,234
8/31/2022	$10,878	$11,230	$10,917
9/30/2022	$10,158	$10,515	$10,445
10/31/2022	$10,177	$10,531	$10,310
11/30/2022	$11,001	$11,330	$10,689
12/31/2022	$11,077	$11,367	$10,641
1/31/2023	$11,430	$11,728	$10,968
2/28/2023	$11,141	$11,469	$10,684
3/31/2023	$11,215	$11,579	$10,956
4/30/2023	$11,290	$11,641	$11,022
5/31/2023	$11,223	$11,574	$10,902
6/30/2023	$11,444	$11,832	$10,863
7/31/2023	$11,671	$12,058	$10,856
8/31/2023	$11,469	$11,877	$10,786
9/30/2023	$11,176	$11,568	$10,512
10/31/2023	$11,030	$11,411	$10,346
11/30/2023	$11,671	$12,058	$10,815
12/31/2023	$12,255	$12,628	$11,229
1/31/2024	$12,077	$12,499	$11,198
2/29/2024	$12,222	$12,621	$11,040
3/31/2024	$12,491	$12,885	$11,142
4/30/2024	$12,284	$12,618	$10,860
5/31/2024	$12,465	$12,845	$11,044
6/30/2024	$12,529	$12,924	$11,149
7/31/2024	$12,743	$13,166	$11,409
8/31/2024	$13,049	$13,471	$11,573
9/30/2024	$13,297	$13,720	$11,728
10/31/2024	$13,130	$13,484	$11,437
11/30/2024	$13,290	$13,644	$11,558
12/31/2024	$13,157	$13,454	$11,369
1/31/2025	$13,383	$13,647	$11,430
2/28/2025	$13,575	$13,861	$11,681
3/31/2025	$13,410	$13,755	$11,685
4/30/2025	$13,287	$13,725	$11,731
5/31/2025	$13,450	$13,878	$11,647
6/30/2025	$13,804	$14,213	$11,826
7/31/2025	$14,000	$14,393	$11,795
8/31/2025	$14,231	$14,627	$11,936
9/30/2025	$14,527	$14,888	$12,067
10/31/2025	$14,823	$15,205	$12,142
11/30/2025	$14,891	$15,268	$12,217
12/31/2025	$15,020	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	14.15%	2.23%	4.15%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8735-R5

02/26

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.16%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,775	$9,982	$10,138
2/29/2016	$9,742	$10,172	$10,210
3/31/2016	$10,422	$10,504	$10,303
4/30/2016	$10,633	$10,690	$10,343
5/31/2016	$10,303	$10,671	$10,345
6/30/2016	$10,614	$11,031	$10,531
7/31/2016	$10,662	$11,230	$10,598
8/31/2016	$10,716	$11,431	$10,586
9/30/2016	$10,867	$11,477	$10,580
10/31/2016	$10,857	$11,334	$10,499
11/30/2016	$10,468	$10,870	$10,250
12/31/2016	$10,604	$11,015	$10,265
1/31/2017	$10,826	$11,174	$10,285
2/28/2017	$10,986	$11,398	$10,354
3/31/2017	$11,154	$11,441	$10,349
4/30/2017	$11,241	$11,611	$10,428
5/31/2017	$11,343	$11,714	$10,509
6/30/2017	$11,349	$11,697	$10,498
7/31/2017	$11,499	$11,795	$10,543
8/31/2017	$11,652	$12,004	$10,638
9/30/2017	$11,611	$12,006	$10,587
10/31/2017	$11,480	$12,050	$10,593
11/30/2017	$11,639	$12,056	$10,580
12/31/2017	$11,769	$12,145	$10,628
1/31/2018	$12,102	$12,140	$10,506
2/28/2018	$11,977	$11,898	$10,406
3/31/2018	$12,077	$11,933	$10,473
4/30/2018	$11,803	$11,759	$10,395
5/31/2018	$11,386	$11,649	$10,469
6/30/2018	$11,147	$11,510	$10,456
7/31/2018	$11,295	$11,804	$10,459
8/31/2018	$11,071	$11,600	$10,526
9/30/2018	$11,277	$11,775	$10,458
10/31/2018	$11,009	$11,521	$10,376
11/30/2018	$10,900	$11,473	$10,438
12/31/2018	$11,043	$11,627	$10,629
1/31/2019	$11,555	$12,140	$10,742
2/28/2019	$11,724	$12,261	$10,736
3/31/2019	$11,871	$12,436	$10,942
4/30/2019	$11,926	$12,466	$10,945
5/31/2019	$11,932	$12,517	$11,139
6/30/2019	$12,385	$12,943	$11,279
7/31/2019	$12,535	$13,100	$11,304
8/31/2019	$12,495	$13,198	$11,597
9/30/2019	$12,477	$13,137	$11,535
10/31/2019	$12,577	$13,174	$11,570
11/30/2019	$12,508	$13,112	$11,564
12/31/2019	$12,826	$13,376	$11,556
1/31/2020	$12,999	$13,579	$11,778
2/29/2020	$12,881	$13,448	$11,990
3/31/2020	$10,855	$11,586	$11,920
4/30/2020	$11,176	$11,846	$12,132
5/31/2020	$11,914	$12,565	$12,188
6/30/2020	$12,358	$13,006	$12,265
7/31/2020	$12,802	$13,489	$12,448
8/31/2020	$12,924	$13,559	$12,348
9/30/2020	$12,625	$13,308	$12,341
10/31/2020	$12,646	$13,304	$12,286
11/30/2020	$13,222	$13,817	$12,406
12/31/2020	$13,469	$14,079	$12,423
1/31/2021	$13,337	$13,926	$12,334
2/28/2021	$13,001	$13,571	$12,156
3/31/2021	$12,844	$13,440	$12,005
4/30/2021	$13,150	$13,738	$12,099
5/31/2021	$13,277	$13,883	$12,139
6/30/2021	$13,351	$13,985	$12,224
7/31/2021	$13,399	$14,044	$12,361
8/31/2021	$13,524	$14,181	$12,337
9/30/2021	$13,232	$13,887	$12,230
10/31/2021	$13,227	$13,891	$12,227
11/30/2021	$12,908	$13,635	$12,263
12/31/2021	$13,116	$13,826	$12,232
1/31/2022	$12,766	$13,433	$11,968
2/28/2022	$12,068	$12,553	$11,835
3/31/2022	$12,036	$12,441	$11,506
4/30/2022	$11,333	$11,745	$11,069
5/31/2022	$11,377	$11,748	$11,141
6/30/2022	$10,635	$11,018	$10,966
7/31/2022	$10,978	$11,337	$11,234
8/31/2022	$10,887	$11,230	$10,917
9/30/2022	$10,167	$10,515	$10,445
10/31/2022	$10,185	$10,531	$10,310
11/30/2022	$11,010	$11,330	$10,689
12/31/2022	$11,085	$11,367	$10,641
1/31/2023	$11,440	$11,728	$10,968
2/28/2023	$11,150	$11,469	$10,684
3/31/2023	$11,225	$11,579	$10,956
4/30/2023	$11,299	$11,641	$11,022
5/31/2023	$11,233	$11,574	$10,902
6/30/2023	$11,453	$11,832	$10,863
7/31/2023	$11,680	$12,058	$10,856
8/31/2023	$11,478	$11,877	$10,786
9/30/2023	$11,185	$11,568	$10,512
10/31/2023	$11,039	$11,411	$10,346
11/30/2023	$11,681	$12,058	$10,815
12/31/2023	$12,266	$12,628	$11,229
1/31/2024	$12,117	$12,499	$11,198
2/29/2024	$12,233	$12,621	$11,040
3/31/2024	$12,501	$12,885	$11,142
4/30/2024	$12,293	$12,618	$10,860
5/31/2024	$12,475	$12,845	$11,044
6/30/2024	$12,539	$12,924	$11,149
7/31/2024	$12,753	$13,166	$11,409
8/31/2024	$13,060	$13,471	$11,573
9/30/2024	$13,308	$13,720	$11,728
10/31/2024	$13,140	$13,484	$11,437
11/30/2024	$13,301	$13,644	$11,558
12/31/2024	$13,168	$13,454	$11,369
1/31/2025	$13,393	$13,647	$11,430
2/28/2025	$13,585	$13,861	$11,681
3/31/2025	$13,420	$13,755	$11,685
4/30/2025	$13,297	$13,725	$11,731
5/31/2025	$13,460	$13,878	$11,647
6/30/2025	$13,815	$14,213	$11,826
7/31/2025	$14,011	$14,393	$11,795
8/31/2025	$14,242	$14,627	$11,936
9/30/2025	$14,539	$14,888	$12,067
10/31/2025	$14,836	$15,205	$12,142
11/30/2025	$14,904	$15,268	$12,217
12/31/2025	$15,033	$15,377	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	14.16%	2.22%	4.16%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8767-R6

02/26

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.32%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,777	$10,000	$10,000
1/31/2016	$9,751	$9,964	$10,138
2/29/2016	$9,856	$10,067	$10,210
3/31/2016	$10,204	$10,389	$10,303
4/30/2016	$10,381	$10,568	$10,343
5/31/2016	$10,411	$10,591	$10,345
6/30/2016	$10,571	$10,780	$10,531
7/31/2016	$10,732	$10,951	$10,598
8/31/2016	$10,880	$11,095	$10,586
9/30/2016	$10,868	$11,111	$10,580
10/31/2016	$10,849	$11,110	$10,499
11/30/2016	$10,572	$10,880	$10,250
12/31/2016	$10,659	$10,965	$10,265
1/31/2017	$10,811	$11,101	$10,285
2/28/2017	$10,985	$11,256	$10,354
3/31/2017	$11,009	$11,291	$10,349
4/30/2017	$11,132	$11,418	$10,428
5/31/2017	$11,192	$11,491	$10,509
6/30/2017	$11,202	$11,514	$10,498
7/31/2017	$11,306	$11,605	$10,543
8/31/2017	$11,447	$11,717	$10,638
9/30/2017	$11,493	$11,757	$10,587
10/31/2017	$11,553	$11,797	$10,593
11/30/2017	$11,541	$11,801	$10,580
12/31/2017	$11,569	$11,838	$10,628
1/31/2018	$11,616	$11,846	$10,506
2/28/2018	$11,477	$11,727	$10,406
3/31/2018	$11,396	$11,705	$10,473
4/30/2018	$11,316	$11,628	$10,395
5/31/2018	$11,169	$11,546	$10,469
6/30/2018	$11,052	$11,498	$10,456
7/31/2018	$11,290	$11,664	$10,459
8/31/2018	$11,086	$11,539	$10,526
9/30/2018	$11,226	$11,648	$10,458
10/31/2018	$11,136	$11,578	$10,376
11/30/2018	$11,064	$11,560	$10,438
12/31/2018	$11,146	$11,643	$10,629
1/31/2019	$11,502	$11,959	$10,742
2/28/2019	$11,650	$12,088	$10,736
3/31/2019	$11,750	$12,242	$10,942
4/30/2019	$11,850	$12,338	$10,945
5/31/2019	$11,849	$12,398	$11,139
6/30/2019	$12,172	$12,671	$11,279
7/31/2019	$12,305	$12,784	$11,304
8/31/2019	$12,207	$12,801	$11,597
9/30/2019	$12,341	$12,881	$11,535
10/31/2019	$12,432	$12,991	$11,570
11/30/2019	$12,460	$13,040	$11,564
12/31/2019	$12,658	$13,167	$11,556
1/31/2020	$12,790	$13,369	$11,778
2/29/2020	$12,701	$13,367	$11,990
3/31/2020	$11,015	$11,828	$11,920
4/30/2020	$11,511	$12,312	$12,132
5/31/2020	$12,006	$12,794	$12,188
6/30/2020	$12,339	$13,146	$12,265
7/31/2020	$12,674	$13,451	$12,448
8/31/2020	$12,807	$13,572	$12,348
9/30/2020	$12,690	$13,507	$12,341
10/31/2020	$12,749	$13,541	$12,286
11/30/2020	$13,170	$13,902	$12,406
12/31/2020	$13,389	$14,106	$12,423
1/31/2021	$13,363	$14,096	$12,334
2/28/2021	$13,330	$14,082	$12,156
3/31/2021	$13,168	$13,993	$12,005
4/30/2021	$13,238	$14,076	$12,099
5/31/2021	$13,333	$14,167	$12,139
6/30/2021	$13,410	$14,286	$12,224
7/31/2021	$13,433	$14,317	$12,361
8/31/2021	$13,550	$14,418	$12,337
9/30/2021	$13,460	$14,322	$12,230
10/31/2021	$13,403	$14,255	$12,227
11/30/2021	$13,268	$14,177	$12,263
12/31/2021	$13,337	$14,234	$12,232
1/31/2022	$13,098	$13,996	$11,968
2/28/2022	$12,521	$13,318	$11,835
3/31/2022	$12,297	$12,979	$11,506
4/30/2022	$11,932	$12,712	$11,069
5/31/2022	$11,861	$12,637	$11,141
6/30/2022	$11,422	$12,250	$10,966
7/31/2022	$11,620	$12,378	$11,234
8/31/2022	$11,695	$12,401	$10,917
9/30/2022	$11,181	$11,926	$10,445
10/31/2022	$11,019	$11,681	$10,310
11/30/2022	$11,647	$12,299	$10,689
12/31/2022	$11,844	$12,489	$10,641
1/31/2023	$12,204	$12,869	$10,968
2/28/2023	$11,927	$12,663	$10,684
3/31/2023	$11,985	$12,768	$10,956
4/30/2023	$12,080	$12,881	$11,022
5/31/2023	$11,969	$12,805	$10,902
6/30/2023	$12,063	$12,944	$10,863
7/31/2023	$12,179	$13,070	$10,856
8/31/2023	$12,058	$13,012	$10,786
9/30/2023	$11,973	$12,911	$10,512
10/31/2023	$11,793	$12,753	$10,346
11/30/2023	$12,269	$13,218	$10,815
12/31/2023	$12,669	$13,623	$11,229
1/31/2024	$12,693	$13,703	$11,198
2/29/2024	$12,787	$13,801	$11,040
3/31/2024	$12,931	$13,939	$11,142
4/30/2024	$12,791	$13,816	$10,860
5/31/2024	$12,985	$14,017	$11,044
6/30/2024	$13,060	$14,147	$11,149
7/31/2024	$13,245	$14,359	$11,409
8/31/2024	$13,433	$14,602	$11,573
9/30/2024	$13,630	$14,781	$11,728
10/31/2024	$13,516	$14,654	$11,437
11/30/2024	$13,572	$14,742	$11,558
12/31/2024	$13,495	$14,662	$11,369
1/31/2025	$13,612	$14,779	$11,430
2/28/2025	$13,802	$15,008	$11,681
3/31/2025	$13,789	$15,018	$11,685
4/30/2025	$13,703	$14,953	$11,731
5/31/2025	$13,802	$15,044	$11,647
6/30/2025	$14,006	$15,254	$11,826
7/31/2025	$14,138	$15,392	$11,795
8/31/2025	$14,302	$15,590	$11,936
9/30/2025	$14,478	$15,739	$12,067
10/31/2025	$14,540	$15,828	$12,142
11/30/2025	$14,548	$15,866	$12,217
12/31/2025	$14,617	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.32%	1.77%	4.10%
Class A with sales charge	5.84%	1.31%	3.87%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-3378-A

02/26

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.66%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,968	$9,964	$10,138
2/29/2016	$10,070	$10,067	$10,210
3/31/2016	$10,420	$10,389	$10,303
4/30/2016	$10,595	$10,568	$10,343
5/31/2016	$10,620	$10,591	$10,345
6/30/2016	$10,785	$10,780	$10,531
7/31/2016	$10,943	$10,951	$10,598
8/31/2016	$11,080	$11,095	$10,586
9/30/2016	$11,062	$11,111	$10,580
10/31/2016	$11,036	$11,110	$10,499
11/30/2016	$10,748	$10,880	$10,250
12/31/2016	$10,823	$10,965	$10,265
1/31/2017	$10,978	$11,101	$10,285
2/28/2017	$11,149	$11,256	$10,354
3/31/2017	$11,167	$11,291	$10,349
4/30/2017	$11,286	$11,418	$10,428
5/31/2017	$11,339	$11,491	$10,509
6/30/2017	$11,343	$11,514	$10,498
7/31/2017	$11,442	$11,605	$10,543
8/31/2017	$11,577	$11,717	$10,638
9/30/2017	$11,616	$11,757	$10,587
10/31/2017	$11,671	$11,797	$10,593
11/30/2017	$11,651	$11,801	$10,580
12/31/2017	$11,673	$11,838	$10,628
1/31/2018	$11,714	$11,846	$10,506
2/28/2018	$11,568	$11,727	$10,406
3/31/2018	$11,481	$11,705	$10,473
4/30/2018	$11,394	$11,628	$10,395
5/31/2018	$11,239	$11,546	$10,469
6/30/2018	$11,115	$11,498	$10,456
7/31/2018	$11,348	$11,664	$10,459
8/31/2018	$11,137	$11,539	$10,526
9/30/2018	$11,272	$11,648	$10,458
10/31/2018	$11,175	$11,578	$10,376
11/30/2018	$11,097	$11,560	$10,438
12/31/2018	$11,174	$11,643	$10,629
1/31/2019	$11,524	$11,959	$10,742
2/28/2019	$11,666	$12,088	$10,736
3/31/2019	$11,761	$12,242	$10,942
4/30/2019	$11,855	$12,338	$10,945
5/31/2019	$11,847	$12,398	$11,139
6/30/2019	$12,164	$12,671	$11,279
7/31/2019	$12,291	$12,784	$11,304
8/31/2019	$12,186	$12,801	$11,597
9/30/2019	$12,313	$12,881	$11,535
10/31/2019	$12,398	$12,991	$11,570
11/30/2019	$12,419	$13,040	$11,564
12/31/2019	$12,609	$13,167	$11,556
1/31/2020	$12,734	$13,369	$11,778
2/29/2020	$12,639	$13,367	$11,990
3/31/2020	$10,955	$11,828	$11,920
4/30/2020	$11,442	$12,312	$12,132
5/31/2020	$11,928	$12,794	$12,188
6/30/2020	$12,252	$13,146	$12,265
7/31/2020	$12,577	$13,451	$12,448
8/31/2020	$12,702	$13,572	$12,348
9/30/2020	$12,579	$13,507	$12,341
10/31/2020	$12,631	$13,541	$12,286
11/30/2020	$13,041	$13,902	$12,406
12/31/2020	$13,251	$14,106	$12,423
1/31/2021	$13,218	$14,096	$12,334
2/28/2021	$13,179	$14,082	$12,156
3/31/2021	$13,012	$13,993	$12,005
4/30/2021	$13,075	$14,076	$12,099
5/31/2021	$13,162	$14,167	$12,139
6/30/2021	$13,240	$14,286	$12,224
7/31/2021	$13,247	$14,317	$12,361
8/31/2021	$13,355	$14,418	$12,337
9/30/2021	$13,260	$14,322	$12,230
10/31/2021	$13,196	$14,255	$12,227
11/30/2021	$13,058	$14,177	$12,263
12/31/2021	$13,126	$14,234	$12,232
1/31/2022	$12,876	$13,996	$11,968
2/28/2022	$12,312	$13,318	$11,835
3/31/2022	$12,076	$12,979	$11,506
4/30/2022	$11,712	$12,712	$11,069
5/31/2022	$11,636	$12,637	$11,141
6/30/2022	$11,199	$12,250	$10,966
7/31/2022	$11,387	$12,378	$11,234
8/31/2022	$11,455	$12,401	$10,917
9/30/2022	$10,946	$11,926	$10,445
10/31/2022	$10,781	$11,681	$10,310
11/30/2022	$11,390	$12,299	$10,689
12/31/2022	$11,586	$12,489	$10,641
1/31/2023	$11,922	$12,869	$10,968
2/28/2023	$11,646	$12,663	$10,684
3/31/2023	$11,697	$12,768	$10,956
4/30/2023	$11,783	$12,881	$11,022
5/31/2023	$11,669	$12,805	$10,902
6/30/2023	$11,755	$12,944	$10,863
7/31/2023	$11,861	$13,070	$10,856
8/31/2023	$11,738	$13,012	$10,786
9/30/2023	$11,649	$12,911	$10,512
10/31/2023	$11,477	$12,753	$10,346
11/30/2023	$11,924	$13,218	$10,815
12/31/2023	$12,306	$13,623	$11,229
1/31/2024	$12,323	$13,703	$11,198
2/29/2024	$12,408	$13,801	$11,040
3/31/2024	$12,541	$13,939	$11,142
4/30/2024	$12,399	$13,816	$10,860
5/31/2024	$12,579	$14,017	$11,044
6/30/2024	$12,646	$14,147	$11,149
7/31/2024	$12,818	$14,359	$11,409
8/31/2024	$12,992	$14,602	$11,573
9/30/2024	$13,186	$14,781	$11,728
10/31/2024	$13,059	$14,654	$11,437
11/30/2024	$13,106	$14,742	$11,558
12/31/2024	$13,025	$14,662	$11,369
1/31/2025	$13,140	$14,779	$11,430
2/28/2025	$13,317	$15,008	$11,681
3/31/2025	$13,298	$15,018	$11,685
4/30/2025	$13,199	$14,953	$11,731
5/31/2025	$13,288	$15,044	$11,647
6/30/2025	$13,477	$15,254	$11,826
7/31/2025	$13,597	$15,392	$11,795
8/31/2025	$13,758	$15,590	$11,936
9/30/2025	$13,911	$15,739	$12,067
10/31/2025	$13,963	$15,828	$12,142
11/30/2025	$13,964	$15,866	$12,217
12/31/2025	$14,023	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.66%	1.14%	3.44%
Class C with sales charge	6.66%	1.14%	3.44%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-3379-C

02/26

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$99	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.42%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class F	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,981	$9,964	$10,138
2/29/2016	$10,089	$10,067	$10,210
3/31/2016	$10,446	$10,389	$10,303
4/30/2016	$10,620	$10,568	$10,343
5/31/2016	$10,651	$10,591	$10,345
6/30/2016	$10,822	$10,780	$10,531
7/31/2016	$10,988	$10,951	$10,598
8/31/2016	$11,140	$11,095	$10,586
9/30/2016	$11,121	$11,111	$10,580
10/31/2016	$11,102	$11,110	$10,499
11/30/2016	$10,819	$10,880	$10,250
12/31/2016	$10,910	$10,965	$10,265
1/31/2017	$11,066	$11,101	$10,285
2/28/2017	$11,252	$11,256	$10,354
3/31/2017	$11,271	$11,291	$10,349
4/30/2017	$11,405	$11,418	$10,428
5/31/2017	$11,467	$11,491	$10,509
6/30/2017	$11,472	$11,514	$10,498
7/31/2017	$11,579	$11,605	$10,543
8/31/2017	$11,724	$11,717	$10,638
9/30/2017	$11,771	$11,757	$10,587
10/31/2017	$11,835	$11,797	$10,593
11/30/2017	$11,830	$11,801	$10,580
12/31/2017	$11,860	$11,838	$10,628
1/31/2018	$11,901	$11,846	$10,506
2/28/2018	$11,759	$11,727	$10,406
3/31/2018	$11,678	$11,705	$10,473
4/30/2018	$11,605	$11,628	$10,395
5/31/2018	$11,454	$11,546	$10,469
6/30/2018	$11,335	$11,498	$10,456
7/31/2018	$11,572	$11,664	$10,459
8/31/2018	$11,372	$11,539	$10,526
9/30/2018	$11,516	$11,648	$10,458
10/31/2018	$11,417	$11,578	$10,376
11/30/2018	$11,352	$11,560	$10,438
12/31/2018	$11,430	$11,643	$10,629
1/31/2019	$11,796	$11,959	$10,742
2/28/2019	$11,955	$12,088	$10,736
3/31/2019	$12,051	$12,242	$10,942
4/30/2019	$12,155	$12,338	$10,945
5/31/2019	$12,163	$12,398	$11,139
6/30/2019	$12,487	$12,671	$11,279
7/31/2019	$12,633	$12,784	$11,304
8/31/2019	$12,525	$12,801	$11,597
9/30/2019	$12,672	$12,881	$11,535
10/31/2019	$12,758	$12,991	$11,570
11/30/2019	$12,787	$13,040	$11,564
12/31/2019	$12,991	$13,167	$11,556
1/31/2020	$13,128	$13,369	$11,778
2/29/2020	$13,037	$13,367	$11,990
3/31/2020	$11,307	$11,828	$11,920
4/30/2020	$11,817	$12,312	$12,132
5/31/2020	$12,335	$12,794	$12,188
6/30/2020	$12,669	$13,146	$12,265
7/31/2020	$13,022	$13,451	$12,448
8/31/2020	$13,152	$13,572	$12,348
9/30/2020	$13,041	$13,507	$12,341
10/31/2020	$13,094	$13,541	$12,286
11/30/2020	$13,528	$13,902	$12,406
12/31/2020	$13,754	$14,106	$12,423
1/31/2021	$13,728	$14,096	$12,334
2/28/2021	$13,695	$14,082	$12,156
3/31/2021	$13,539	$13,993	$12,005
4/30/2021	$13,612	$14,076	$12,099
5/31/2021	$13,702	$14,167	$12,139
6/30/2021	$13,791	$14,286	$12,224
7/31/2021	$13,807	$14,317	$12,361
8/31/2021	$13,928	$14,418	$12,337
9/30/2021	$13,837	$14,322	$12,230
10/31/2021	$13,788	$14,255	$12,227
11/30/2021	$13,642	$14,177	$12,263
12/31/2021	$13,722	$14,234	$12,232
1/31/2022	$13,469	$13,996	$11,968
2/28/2022	$12,886	$13,318	$11,835
3/31/2022	$12,656	$12,979	$11,506
4/30/2022	$12,273	$12,712	$11,069
5/31/2022	$12,201	$12,637	$11,141
6/30/2022	$11,750	$12,250	$10,966
7/31/2022	$11,955	$12,378	$11,234
8/31/2022	$12,033	$12,401	$10,917
9/30/2022	$11,506	$11,926	$10,445
10/31/2022	$11,339	$11,681	$10,310
11/30/2022	$11,997	$12,299	$10,689
12/31/2022	$12,200	$12,489	$10,641
1/31/2023	$12,571	$12,869	$10,968
2/28/2023	$12,278	$12,663	$10,684
3/31/2023	$12,338	$12,768	$10,956
4/30/2023	$12,437	$12,881	$11,022
5/31/2023	$12,324	$12,805	$10,902
6/30/2023	$12,431	$12,944	$10,863
7/31/2023	$12,542	$13,070	$10,856
8/31/2023	$12,418	$13,012	$10,786
9/30/2023	$12,332	$12,911	$10,512
10/31/2023	$12,158	$12,753	$10,346
11/30/2023	$12,648	$13,218	$10,815
12/31/2023	$13,061	$13,623	$11,229
1/31/2024	$13,077	$13,703	$11,198
2/29/2024	$13,176	$13,801	$11,040
3/31/2024	$13,325	$13,939	$11,142
4/30/2024	$13,182	$13,816	$10,860
5/31/2024	$13,382	$14,017	$11,044
6/30/2024	$13,462	$14,147	$11,149
7/31/2024	$13,664	$14,359	$11,409
8/31/2024	$13,848	$14,602	$11,573
9/30/2024	$14,063	$14,781	$11,728
10/31/2024	$13,935	$14,654	$11,437
11/30/2024	$13,995	$14,742	$11,558
12/31/2024	$13,916	$14,662	$11,369
1/31/2025	$14,048	$14,779	$11,430
2/28/2025	$14,245	$15,008	$11,681
3/31/2025	$14,233	$15,018	$11,685
4/30/2025	$14,146	$14,953	$11,731
5/31/2025	$14,239	$15,044	$11,647
6/30/2025	$14,450	$15,254	$11,826
7/31/2025	$14,587	$15,392	$11,795
8/31/2025	$14,769	$15,590	$11,936
9/30/2025	$14,941	$15,739	$12,067
10/31/2025	$15,006	$15,828	$12,142
11/30/2025	$15,027	$15,866	$12,217
12/31/2025	$15,088	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.42%	1.87%	4.20%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-3380-F

02/26

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$79	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.63%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,097	$10,095	$10,051
5/31/2017	$10,154	$10,159	$10,128
6/30/2017	$10,167	$10,180	$10,118
7/31/2017	$10,265	$10,260	$10,162
8/31/2017	$10,396	$10,359	$10,253
9/30/2017	$10,440	$10,395	$10,204
10/31/2017	$10,499	$10,430	$10,210
11/30/2017	$10,492	$10,433	$10,197
12/31/2017	$10,521	$10,466	$10,244
1/31/2018	$10,567	$10,473	$10,126
2/28/2018	$10,444	$10,368	$10,030
3/31/2018	$10,375	$10,348	$10,094
4/30/2018	$10,305	$10,280	$10,019
5/31/2018	$10,173	$10,208	$10,091
6/30/2018	$10,069	$10,165	$10,078
7/31/2018	$10,289	$10,313	$10,080
8/31/2018	$10,106	$10,201	$10,145
9/30/2018	$10,236	$10,298	$10,080
10/31/2018	$10,156	$10,237	$10,000
11/30/2018	$10,094	$10,220	$10,060
12/31/2018	$10,172	$10,294	$10,245
1/31/2019	$10,500	$10,573	$10,354
2/28/2019	$10,637	$10,687	$10,348
3/31/2019	$10,732	$10,824	$10,546
4/30/2019	$10,827	$10,908	$10,549
5/31/2019	$10,828	$10,961	$10,736
6/30/2019	$11,127	$11,203	$10,871
7/31/2019	$11,252	$11,303	$10,895
8/31/2019	$11,165	$11,317	$11,177
9/30/2019	$11,291	$11,389	$11,118
10/31/2019	$11,378	$11,485	$11,151
11/30/2019	$11,406	$11,529	$11,146
12/31/2019	$11,590	$11,641	$11,138
1/31/2020	$11,714	$11,820	$11,352
2/29/2020	$11,636	$11,818	$11,557
3/31/2020	$10,095	$10,457	$11,489
4/30/2020	$10,552	$10,885	$11,693
5/31/2020	$11,010	$11,311	$11,747
6/30/2020	$11,318	$11,622	$11,821
7/31/2020	$11,629	$11,892	$11,998
8/31/2020	$11,755	$11,999	$11,901
9/30/2020	$11,651	$11,941	$11,894
10/31/2020	$11,709	$11,972	$11,841
11/30/2020	$12,099	$12,291	$11,958
12/31/2020	$12,304	$12,471	$11,974
1/31/2021	$12,284	$12,463	$11,888
2/28/2021	$12,258	$12,450	$11,716
3/31/2021	$12,113	$12,371	$11,570
4/30/2021	$12,181	$12,445	$11,662
5/31/2021	$12,272	$12,525	$11,700
6/30/2021	$12,347	$12,630	$11,782
7/31/2021	$12,372	$12,658	$11,914
8/31/2021	$12,483	$12,747	$11,891
9/30/2021	$12,404	$12,662	$11,788
10/31/2021	$12,355	$12,603	$11,785
11/30/2021	$12,236	$12,534	$11,820
12/31/2021	$12,302	$12,585	$11,789
1/31/2022	$12,086	$12,374	$11,535
2/28/2022	$11,565	$11,775	$11,407
3/31/2022	$11,353	$11,475	$11,090
4/30/2022	$11,020	$11,239	$10,669
5/31/2022	$10,957	$11,172	$10,738
6/30/2022	$10,555	$10,830	$10,569
7/31/2022	$10,741	$10,944	$10,828
8/31/2022	$10,814	$10,964	$10,522
9/30/2022	$10,342	$10,544	$10,067
10/31/2022	$10,194	$10,328	$9,937
11/30/2022	$10,779	$10,874	$10,302
12/31/2022	$10,964	$11,041	$10,256
1/31/2023	$11,300	$11,377	$10,571
2/28/2023	$11,047	$11,195	$10,298
3/31/2023	$11,104	$11,288	$10,559
4/30/2023	$11,195	$11,388	$10,623
5/31/2023	$11,095	$11,321	$10,508
6/30/2023	$11,186	$11,444	$10,470
7/31/2023	$11,297	$11,555	$10,463
8/31/2023	$11,189	$11,504	$10,396
9/30/2023	$11,113	$11,414	$10,132
10/31/2023	$10,950	$11,275	$9,972
11/30/2023	$11,394	$11,686	$10,424
12/31/2023	$11,769	$12,044	$10,823
1/31/2024	$11,795	$12,115	$10,793
2/29/2024	$11,886	$12,202	$10,640
3/31/2024	$12,024	$12,324	$10,739
4/30/2024	$11,897	$12,215	$10,467
5/31/2024	$12,080	$12,393	$10,645
6/30/2024	$12,145	$12,508	$10,746
7/31/2024	$12,330	$12,695	$10,997
8/31/2024	$12,508	$12,910	$11,155
9/30/2024	$12,695	$13,068	$11,304
10/31/2024	$12,591	$12,956	$11,024
11/30/2024	$12,646	$13,034	$11,140
12/31/2024	$12,577	$12,963	$10,958
1/31/2025	$12,689	$13,066	$11,016
2/28/2025	$12,869	$13,269	$11,258
3/31/2025	$12,861	$13,277	$11,263
4/30/2025	$12,784	$13,220	$11,307
5/31/2025	$12,879	$13,301	$11,226
6/30/2025	$13,073	$13,486	$11,399
7/31/2025	$13,198	$13,609	$11,368
8/31/2025	$13,355	$13,784	$11,504
9/30/2025	$13,523	$13,915	$11,630
10/31/2025	$13,583	$13,994	$11,703
11/30/2025	$13,595	$14,027	$11,775
12/31/2025	$13,662	$14,094	$11,758

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.63%	2.12%	3.63%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8954-F3

02/26

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.53%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class I	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,975	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,450	$10,389	$10,303
4/30/2016	$10,625	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,998	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,133	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,833	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,082	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,418	$11,418	$10,428
5/31/2017	$11,481	$11,491	$10,509
6/30/2017	$11,494	$11,514	$10,498
7/31/2017	$11,603	$11,605	$10,543
8/31/2017	$11,750	$11,717	$10,638
9/30/2017	$11,798	$11,757	$10,587
10/31/2017	$11,862	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,932	$11,846	$10,506
2/28/2018	$11,791	$11,727	$10,406
3/31/2018	$11,710	$11,705	$10,473
4/30/2018	$11,630	$11,628	$10,395
5/31/2018	$11,481	$11,546	$10,469
6/30/2018	$11,362	$11,498	$10,456
7/31/2018	$11,609	$11,664	$10,459
8/31/2018	$11,401	$11,539	$10,526
9/30/2018	$11,547	$11,648	$10,458
10/31/2018	$11,457	$11,578	$10,376
11/30/2018	$11,384	$11,560	$10,438
12/31/2018	$11,471	$11,643	$10,629
1/31/2019	$11,832	$11,959	$10,742
2/28/2019	$11,986	$12,088	$10,736
3/31/2019	$12,091	$12,242	$10,942
4/30/2019	$12,196	$12,338	$10,945
5/31/2019	$12,196	$12,398	$11,139
6/30/2019	$12,530	$12,671	$11,279
7/31/2019	$12,669	$12,784	$11,304
8/31/2019	$12,570	$12,801	$11,597
9/30/2019	$12,709	$12,881	$11,535
10/31/2019	$12,805	$12,991	$11,570
11/30/2019	$12,835	$13,040	$11,564
12/31/2019	$13,041	$13,167	$11,556
1/31/2020	$13,179	$13,369	$11,778
2/29/2020	$13,089	$13,367	$11,990
3/31/2020	$11,343	$11,828	$11,920
4/30/2020	$11,857	$12,312	$12,132
5/31/2020	$12,378	$12,794	$12,188
6/30/2020	$12,722	$13,146	$12,265
7/31/2020	$13,069	$13,451	$12,448
8/31/2020	$13,200	$13,572	$12,348
9/30/2020	$13,090	$13,507	$12,341
10/31/2020	$13,144	$13,541	$12,286
11/30/2020	$13,581	$13,902	$12,406
12/31/2020	$13,810	$14,106	$12,423
1/31/2021	$13,785	$14,096	$12,334
2/28/2021	$13,753	$14,082	$12,156
3/31/2021	$13,597	$13,993	$12,005
4/30/2021	$13,671	$14,076	$12,099
5/31/2021	$13,763	$14,167	$12,139
6/30/2021	$13,854	$14,286	$12,224
7/31/2021	$13,871	$14,317	$12,361
8/31/2021	$13,993	$14,418	$12,337
9/30/2021	$13,903	$14,322	$12,230
10/31/2021	$13,855	$14,255	$12,227
11/30/2021	$13,709	$14,177	$12,263
12/31/2021	$13,790	$14,234	$12,232
1/31/2022	$13,536	$13,996	$11,968
2/28/2022	$12,951	$13,318	$11,835
3/31/2022	$12,711	$12,979	$11,506
4/30/2022	$12,336	$12,712	$11,069
5/31/2022	$12,264	$12,637	$11,141
6/30/2022	$11,811	$12,250	$10,966
7/31/2022	$12,019	$12,378	$11,234
8/31/2022	$12,098	$12,401	$10,917
9/30/2022	$11,568	$11,926	$10,445
10/31/2022	$11,402	$11,681	$10,310
11/30/2022	$12,055	$12,299	$10,689
12/31/2022	$12,271	$12,489	$10,641
1/31/2023	$12,636	$12,869	$10,968
2/28/2023	$12,351	$12,663	$10,684
3/31/2023	$12,413	$12,768	$10,956
4/30/2023	$12,504	$12,881	$11,022
5/31/2023	$12,400	$12,805	$10,902
6/30/2023	$12,500	$12,944	$10,863
7/31/2023	$12,622	$13,070	$10,856
8/31/2023	$12,499	$13,012	$10,786
9/30/2023	$12,413	$12,911	$10,512
10/31/2023	$12,228	$12,753	$10,346
11/30/2023	$12,724	$13,218	$10,815
12/31/2023	$13,141	$13,623	$11,229
1/31/2024	$13,168	$13,703	$11,198
2/29/2024	$13,268	$13,801	$11,040
3/31/2024	$13,420	$13,939	$11,142
4/30/2024	$13,276	$13,816	$10,860
5/31/2024	$13,470	$14,017	$11,044
6/30/2024	$13,550	$14,147	$11,149
7/31/2024	$13,755	$14,359	$11,409
8/31/2024	$13,953	$14,602	$11,573
9/30/2024	$14,160	$14,781	$11,728
10/31/2024	$14,043	$14,654	$11,437
11/30/2024	$14,093	$14,742	$11,558
12/31/2024	$14,026	$14,662	$11,369
1/31/2025	$14,150	$14,779	$11,430
2/28/2025	$14,350	$15,008	$11,681
3/31/2025	$14,339	$15,018	$11,685
4/30/2025	$14,252	$14,953	$11,731
5/31/2025	$14,358	$15,044	$11,647
6/30/2025	$14,572	$15,254	$11,826
7/31/2025	$14,712	$15,392	$11,795
8/31/2025	$14,886	$15,590	$11,936
9/30/2025	$15,072	$15,739	$12,067
10/31/2025	$15,138	$15,828	$12,142
11/30/2025	$15,149	$15,866	$12,217
12/31/2025	$15,223	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	8.53%	1.97%	4.29%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-3381-I

02/26

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.99%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,975	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,443	$10,389	$10,303
4/30/2016	$10,625	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,991	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,134	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,833	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,082	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,418	$11,418	$10,428
5/31/2017	$11,481	$11,491	$10,509
6/30/2017	$11,487	$11,514	$10,498
7/31/2017	$11,603	$11,605	$10,543
8/31/2017	$11,743	$11,717	$10,638
9/30/2017	$11,798	$11,757	$10,587
10/31/2017	$11,855	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,925	$11,846	$10,506
2/28/2018	$11,791	$11,727	$10,406
3/31/2018	$11,703	$11,705	$10,473
4/30/2018	$11,631	$11,628	$10,395
5/31/2018	$11,481	$11,546	$10,469
6/30/2018	$11,362	$11,498	$10,456
7/31/2018	$11,609	$11,664	$10,459
8/31/2018	$11,402	$11,539	$10,526
9/30/2018	$11,548	$11,648	$10,458
10/31/2018	$11,449	$11,578	$10,376
11/30/2018	$11,385	$11,560	$10,438
12/31/2018	$11,464	$11,643	$10,629
1/31/2019	$11,835	$11,959	$10,742
2/28/2019	$11,984	$12,088	$10,736
3/31/2019	$12,084	$12,242	$10,942
4/30/2019	$12,177	$12,338	$10,945
5/31/2019	$12,180	$12,398	$11,139
6/30/2019	$12,509	$12,671	$11,279
7/31/2019	$12,643	$12,784	$11,304
8/31/2019	$12,539	$12,801	$11,597
9/30/2019	$12,673	$12,881	$11,535
10/31/2019	$12,756	$12,991	$11,570
11/30/2019	$12,789	$13,040	$11,564
12/31/2019	$12,989	$13,167	$11,556
1/31/2020	$13,113	$13,369	$11,778
2/29/2020	$13,027	$13,367	$11,990
3/31/2020	$11,286	$11,828	$11,920
4/30/2020	$11,801	$12,312	$12,132
5/31/2020	$12,305	$12,794	$12,188
6/30/2020	$12,643	$13,146	$12,265
7/31/2020	$12,983	$13,451	$12,448
8/31/2020	$13,116	$13,572	$12,348
9/30/2020	$12,993	$13,507	$12,341
10/31/2020	$13,050	$13,541	$12,286
11/30/2020	$13,469	$13,902	$12,406
12/31/2020	$13,699	$14,106	$12,423
1/31/2021	$13,669	$14,096	$12,334
2/28/2021	$13,632	$14,082	$12,156
3/31/2021	$13,463	$13,993	$12,005
4/30/2021	$13,531	$14,076	$12,099
5/31/2021	$13,626	$14,167	$12,139
6/30/2021	$13,701	$14,286	$12,224
7/31/2021	$13,712	$14,317	$12,361
8/31/2021	$13,827	$14,418	$12,337
9/30/2021	$13,742	$14,322	$12,230
10/31/2021	$13,679	$14,255	$12,227
11/30/2021	$13,530	$14,177	$12,263
12/31/2021	$13,605	$14,234	$12,232
1/31/2022	$13,349	$13,996	$11,968
2/28/2022	$12,767	$13,318	$11,835
3/31/2022	$12,535	$12,979	$11,506
4/30/2022	$12,151	$12,712	$11,069
5/31/2022	$12,075	$12,637	$11,141
6/30/2022	$11,625	$12,250	$10,966
7/31/2022	$11,824	$12,378	$11,234
8/31/2022	$11,907	$12,401	$10,917
9/30/2022	$11,381	$11,926	$10,445
10/31/2022	$11,203	$11,681	$10,310
11/30/2022	$11,849	$12,299	$10,689
12/31/2022	$12,047	$12,489	$10,641
1/31/2023	$12,409	$12,869	$10,968
2/28/2023	$12,125	$12,663	$10,684
3/31/2023	$12,181	$12,768	$10,956
4/30/2023	$12,265	$12,881	$11,022
5/31/2023	$12,158	$12,805	$10,902
6/30/2023	$12,251	$12,944	$10,863
7/31/2023	$12,356	$13,070	$10,856
8/31/2023	$12,240	$13,012	$10,786
9/30/2023	$12,150	$12,911	$10,512
10/31/2023	$11,965	$12,753	$10,346
11/30/2023	$12,444	$13,218	$10,815
12/31/2023	$12,847	$13,623	$11,229
1/31/2024	$12,867	$13,703	$11,198
2/29/2024	$12,960	$13,801	$11,040
3/31/2024	$13,102	$13,939	$11,142
4/30/2024	$12,957	$13,816	$10,860
5/31/2024	$13,140	$14,017	$11,044
6/30/2024	$13,213	$14,147	$11,149
7/31/2024	$13,407	$14,359	$11,409
8/31/2024	$13,593	$14,602	$11,573
9/30/2024	$13,790	$14,781	$11,728
10/31/2024	$13,670	$14,654	$11,437
11/30/2024	$13,714	$14,742	$11,558
12/31/2024	$13,642	$14,662	$11,369
1/31/2025	$13,757	$14,779	$11,430
2/28/2025	$13,946	$15,008	$11,681
3/31/2025	$13,929	$15,018	$11,685
4/30/2025	$13,840	$14,953	$11,731
5/31/2025	$13,936	$15,044	$11,647
6/30/2025	$14,139	$15,254	$11,826
7/31/2025	$14,268	$15,392	$11,795
8/31/2025	$14,430	$15,590	$11,936
9/30/2025	$14,604	$15,739	$12,067
10/31/2025	$14,662	$15,828	$12,142
11/30/2025	$14,667	$15,866	$12,217
12/31/2025	$14,733	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.99%	1.47%	3.95%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-3383-R3

02/26

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,973	$9,964	$10,138
2/29/2016	$10,080	$10,067	$10,210
3/31/2016	$10,436	$10,389	$10,303
4/30/2016	$10,617	$10,568	$10,343
5/31/2016	$10,647	$10,591	$10,345
6/30/2016	$10,810	$10,780	$10,531
7/31/2016	$10,975	$10,951	$10,598
8/31/2016	$11,126	$11,095	$10,586
9/30/2016	$11,114	$11,111	$10,580
10/31/2016	$11,094	$11,110	$10,499
11/30/2016	$10,810	$10,880	$10,250
12/31/2016	$10,892	$10,965	$10,265
1/31/2017	$11,054	$11,101	$10,285
2/28/2017	$11,231	$11,256	$10,354
3/31/2017	$11,256	$11,291	$10,349
4/30/2017	$11,382	$11,418	$10,428
5/31/2017	$11,442	$11,491	$10,509
6/30/2017	$11,452	$11,514	$10,498
7/31/2017	$11,558	$11,605	$10,543
8/31/2017	$11,695	$11,717	$10,638
9/30/2017	$11,748	$11,757	$10,587
10/31/2017	$11,802	$11,797	$10,593
11/30/2017	$11,796	$11,801	$10,580
12/31/2017	$11,825	$11,838	$10,628
1/31/2018	$11,865	$11,846	$10,506
2/28/2018	$11,722	$11,727	$10,406
3/31/2018	$11,639	$11,705	$10,473
4/30/2018	$11,565	$11,628	$10,395
5/31/2018	$11,413	$11,546	$10,469
6/30/2018	$11,293	$11,498	$10,456
7/31/2018	$11,528	$11,664	$10,459
8/31/2018	$11,327	$11,539	$10,526
9/30/2018	$11,470	$11,648	$10,458
10/31/2018	$11,370	$11,578	$10,376
11/30/2018	$11,303	$11,560	$10,438
12/31/2018	$11,379	$11,643	$10,629
1/31/2019	$11,742	$11,959	$10,742
2/28/2019	$11,901	$12,088	$10,736
3/31/2019	$12,003	$12,242	$10,942
4/30/2019	$12,097	$12,338	$10,945
5/31/2019	$12,102	$12,398	$11,139
6/30/2019	$12,424	$12,671	$11,279
7/31/2019	$12,568	$12,784	$11,304
8/31/2019	$12,459	$12,801	$11,597
9/30/2019	$12,604	$12,881	$11,535
10/31/2019	$12,689	$12,991	$11,570
11/30/2019	$12,716	$13,040	$11,564
12/31/2019	$12,918	$13,167	$11,556
1/31/2020	$13,052	$13,369	$11,778
2/29/2020	$12,961	$13,367	$11,990
3/31/2020	$11,239	$11,828	$11,920
4/30/2020	$11,745	$12,312	$12,132
5/31/2020	$12,258	$12,794	$12,188
6/30/2020	$12,590	$13,146	$12,265
7/31/2020	$12,931	$13,451	$12,448
8/31/2020	$13,067	$13,572	$12,348
9/30/2020	$12,955	$13,507	$12,341
10/31/2020	$13,006	$13,541	$12,286
11/30/2020	$13,435	$13,902	$12,406
12/31/2020	$13,659	$14,106	$12,423
1/31/2021	$13,632	$14,096	$12,334
2/28/2021	$13,598	$14,082	$12,156
3/31/2021	$13,432	$13,993	$12,005
4/30/2021	$13,512	$14,076	$12,099
5/31/2021	$13,600	$14,167	$12,139
6/30/2021	$13,686	$14,286	$12,224
7/31/2021	$13,700	$14,317	$12,361
8/31/2021	$13,819	$14,418	$12,337
9/30/2021	$13,727	$14,322	$12,230
10/31/2021	$13,677	$14,255	$12,227
11/30/2021	$13,530	$14,177	$12,263
12/31/2021	$13,608	$14,234	$12,232
1/31/2022	$13,355	$13,996	$11,968
2/28/2022	$12,775	$13,318	$11,835
3/31/2022	$12,536	$12,979	$11,506
4/30/2022	$12,164	$12,712	$11,069
5/31/2022	$12,091	$12,637	$11,141
6/30/2022	$11,642	$12,250	$10,966
7/31/2022	$11,844	$12,378	$11,234
8/31/2022	$11,920	$12,401	$10,917
9/30/2022	$11,395	$11,926	$10,445
10/31/2022	$11,229	$11,681	$10,310
11/30/2022	$11,870	$12,299	$10,689
12/31/2022	$12,079	$12,489	$10,641
1/31/2023	$12,445	$12,869	$10,968
2/28/2023	$12,153	$12,663	$10,684
3/31/2023	$12,211	$12,768	$10,956
4/30/2023	$12,308	$12,881	$11,022
5/31/2023	$12,203	$12,805	$10,902
6/30/2023	$12,299	$12,944	$10,863
7/31/2023	$12,407	$13,070	$10,856
8/31/2023	$12,283	$13,012	$10,786
9/30/2023	$12,206	$12,911	$10,512
10/31/2023	$12,022	$12,753	$10,346
11/30/2023	$12,507	$13,218	$10,815
12/31/2023	$12,914	$13,623	$11,229
1/31/2024	$12,928	$13,703	$11,198
2/29/2024	$13,024	$13,801	$11,040
3/31/2024	$13,170	$13,939	$11,142
4/30/2024	$13,026	$13,816	$10,860
5/31/2024	$13,223	$14,017	$11,044
6/30/2024	$13,300	$14,147	$11,149
7/31/2024	$13,498	$14,359	$11,409
8/31/2024	$13,678	$14,602	$11,573
9/30/2024	$13,889	$14,781	$11,728
10/31/2024	$13,761	$14,654	$11,437
11/30/2024	$13,818	$14,742	$11,558
12/31/2024	$13,738	$14,662	$11,369
1/31/2025	$13,867	$14,779	$11,430
2/28/2025	$14,060	$15,008	$11,681
3/31/2025	$14,046	$15,018	$11,685
4/30/2025	$13,948	$14,953	$11,731
5/31/2025	$14,048	$15,044	$11,647
6/30/2025	$14,255	$15,254	$11,826
7/31/2025	$14,388	$15,392	$11,795
8/31/2025	$14,566	$15,590	$11,936
9/30/2025	$14,734	$15,739	$12,067
10/31/2025	$14,796	$15,828	$12,142
11/30/2025	$14,804	$15,866	$12,217
12/31/2025	$14,873	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.26%	1.72%	4.05%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8731-R4

02/26

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.54%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,976	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,450	$10,389	$10,303
4/30/2016	$10,626	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,998	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,134	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,834	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,083	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,419	$11,418	$10,428
5/31/2017	$11,482	$11,491	$10,509
6/30/2017	$11,495	$11,514	$10,498
7/31/2017	$11,604	$11,605	$10,543
8/31/2017	$11,750	$11,717	$10,638
9/30/2017	$11,799	$11,757	$10,587
10/31/2017	$11,863	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,933	$11,846	$10,506
2/28/2018	$11,793	$11,727	$10,406
3/31/2018	$11,712	$11,705	$10,473
4/30/2018	$11,632	$11,628	$10,395
5/31/2018	$11,482	$11,546	$10,469
6/30/2018	$11,364	$11,498	$10,456
7/31/2018	$11,611	$11,664	$10,459
8/31/2018	$11,403	$11,539	$10,526
9/30/2018	$11,549	$11,648	$10,458
10/31/2018	$11,459	$11,578	$10,376
11/30/2018	$11,386	$11,560	$10,438
12/31/2018	$11,473	$11,643	$10,629
1/31/2019	$11,841	$11,959	$10,742
2/28/2019	$11,995	$12,088	$10,736
3/31/2019	$12,100	$12,242	$10,942
4/30/2019	$12,206	$12,338	$10,945
5/31/2019	$12,206	$12,398	$11,139
6/30/2019	$12,541	$12,671	$11,279
7/31/2019	$12,681	$12,784	$11,304
8/31/2019	$12,582	$12,801	$11,597
9/30/2019	$12,722	$12,881	$11,535
10/31/2019	$12,819	$12,991	$11,570
11/30/2019	$12,849	$13,040	$11,564
12/31/2019	$13,055	$13,167	$11,556
1/31/2020	$13,194	$13,369	$11,778
2/29/2020	$13,104	$13,367	$11,990
3/31/2020	$11,367	$11,828	$11,920
4/30/2020	$11,881	$12,312	$12,132
5/31/2020	$12,394	$12,794	$12,188
6/30/2020	$12,740	$13,146	$12,265
7/31/2020	$13,087	$13,451	$12,448
8/31/2020	$13,227	$13,572	$12,348
9/30/2020	$13,109	$13,507	$12,341
10/31/2020	$13,172	$13,541	$12,286
11/30/2020	$13,609	$13,902	$12,406
12/31/2020	$13,838	$14,106	$12,423
1/31/2021	$13,813	$14,096	$12,334
2/28/2021	$13,781	$14,082	$12,156
3/31/2021	$13,617	$13,993	$12,005
4/30/2021	$13,691	$14,076	$12,099
5/31/2021	$13,791	$14,167	$12,139
6/30/2021	$13,872	$14,286	$12,224
7/31/2021	$13,890	$14,317	$12,361
8/31/2021	$14,021	$14,418	$12,337
9/30/2021	$13,931	$14,322	$12,230
10/31/2021	$13,874	$14,255	$12,227
11/30/2021	$13,737	$14,177	$12,263
12/31/2021	$13,810	$14,234	$12,232
1/31/2022	$13,565	$13,996	$11,968
2/28/2022	$12,979	$13,318	$11,835
3/31/2022	$12,740	$12,979	$11,506
4/30/2022	$12,364	$12,712	$11,069
5/31/2022	$12,293	$12,637	$11,141
6/30/2022	$11,839	$12,250	$10,966
7/31/2022	$12,047	$12,378	$11,234
8/31/2022	$12,127	$12,401	$10,917
9/30/2022	$11,596	$11,926	$10,445
10/31/2022	$11,430	$11,681	$10,310
11/30/2022	$12,084	$12,299	$10,689
12/31/2022	$12,290	$12,489	$10,641
1/31/2023	$12,665	$12,869	$10,968
2/28/2023	$12,381	$12,663	$10,684
3/31/2023	$12,444	$12,768	$10,956
4/30/2023	$12,534	$12,881	$11,022
5/31/2023	$12,431	$12,805	$10,902
6/30/2023	$12,531	$12,944	$10,863
7/31/2023	$12,654	$13,070	$10,856
8/31/2023	$12,531	$13,012	$10,786
9/30/2023	$12,444	$12,911	$10,512
10/31/2023	$12,260	$12,753	$10,346
11/30/2023	$12,756	$13,218	$10,815
12/31/2023	$13,174	$13,623	$11,229
1/31/2024	$13,202	$13,703	$11,198
2/29/2024	$13,302	$13,801	$11,040
3/31/2024	$13,454	$13,939	$11,142
4/30/2024	$13,310	$13,816	$10,860
5/31/2024	$13,514	$14,017	$11,044
6/30/2024	$13,585	$14,147	$11,149
7/31/2024	$13,790	$14,359	$11,409
8/31/2024	$13,987	$14,602	$11,573
9/30/2024	$14,196	$14,781	$11,728
10/31/2024	$14,078	$14,654	$11,437
11/30/2024	$14,129	$14,742	$11,558
12/31/2024	$14,061	$14,662	$11,369
1/31/2025	$14,186	$14,779	$11,430
2/28/2025	$14,386	$15,008	$11,681
3/31/2025	$14,375	$15,018	$11,685
4/30/2025	$14,289	$14,953	$11,731
5/31/2025	$14,394	$15,044	$11,647
6/30/2025	$14,609	$15,254	$11,826
7/31/2025	$14,749	$15,392	$11,795
8/31/2025	$14,934	$15,590	$11,936
9/30/2025	$15,109	$15,739	$12,067
10/31/2025	$15,176	$15,828	$12,142
11/30/2025	$15,188	$15,866	$12,217
12/31/2025	$15,262	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.54%	1.98%	4.32%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8763-R5

02/26

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.63%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,976	$9,964	$10,138
2/29/2016	$10,086	$10,067	$10,210
3/31/2016	$10,444	$10,389	$10,303
4/30/2016	$10,628	$10,568	$10,343
5/31/2016	$10,661	$10,591	$10,345
6/30/2016	$10,827	$10,780	$10,531
7/31/2016	$10,995	$10,951	$10,598
8/31/2016	$11,149	$11,095	$10,586
9/30/2016	$11,140	$11,111	$10,580
10/31/2016	$11,123	$11,110	$10,499
11/30/2016	$10,841	$10,880	$10,250
12/31/2016	$10,926	$10,965	$10,265
1/31/2017	$11,092	$11,101	$10,285
2/28/2017	$11,273	$11,256	$10,354
3/31/2017	$11,301	$11,291	$10,349
4/30/2017	$11,431	$11,418	$10,428
5/31/2017	$11,496	$11,491	$10,509
6/30/2017	$11,510	$11,514	$10,498
7/31/2017	$11,621	$11,605	$10,543
8/31/2017	$11,763	$11,717	$10,638
9/30/2017	$11,820	$11,757	$10,587
10/31/2017	$11,887	$11,797	$10,593
11/30/2017	$11,877	$11,801	$10,580
12/31/2017	$11,910	$11,838	$10,628
1/31/2018	$11,963	$11,846	$10,506
2/28/2018	$11,823	$11,727	$10,406
3/31/2018	$11,736	$11,705	$10,473
4/30/2018	$11,665	$11,628	$10,395
5/31/2018	$11,517	$11,546	$10,469
6/30/2018	$11,399	$11,498	$10,456
7/31/2018	$11,648	$11,664	$10,459
8/31/2018	$11,441	$11,539	$10,526
9/30/2018	$11,589	$11,648	$10,458
10/31/2018	$11,499	$11,578	$10,376
11/30/2018	$11,428	$11,560	$10,438
12/31/2018	$11,517	$11,643	$10,629
1/31/2019	$11,888	$11,959	$10,742
2/28/2019	$12,043	$12,088	$10,736
3/31/2019	$12,150	$12,242	$10,942
4/30/2019	$12,258	$12,338	$10,945
5/31/2019	$12,268	$12,398	$11,139
6/30/2019	$12,598	$12,671	$11,279
7/31/2019	$12,739	$12,784	$11,304
8/31/2019	$12,641	$12,801	$11,597
9/30/2019	$12,792	$12,881	$11,535
10/31/2019	$12,882	$12,991	$11,570
11/30/2019	$12,914	$13,040	$11,564
12/31/2019	$13,123	$13,167	$11,556
1/31/2020	$13,263	$13,369	$11,778
2/29/2020	$13,175	$13,367	$11,990
3/31/2020	$11,429	$11,828	$11,920
4/30/2020	$11,948	$12,312	$12,132
5/31/2020	$12,474	$12,794	$12,188
6/30/2020	$12,815	$13,146	$12,265
7/31/2020	$13,166	$13,451	$12,448
8/31/2020	$13,309	$13,572	$12,348
9/30/2020	$13,200	$13,507	$12,341
10/31/2020	$13,257	$13,541	$12,286
11/30/2020	$13,699	$13,902	$12,406
12/31/2020	$13,931	$14,106	$12,423
1/31/2021	$13,908	$14,096	$12,334
2/28/2021	$13,878	$14,082	$12,156
3/31/2021	$13,714	$13,993	$12,005
4/30/2021	$13,800	$14,076	$12,099
5/31/2021	$13,895	$14,167	$12,139
6/30/2021	$13,988	$14,286	$12,224
7/31/2021	$14,007	$14,317	$12,361
8/31/2021	$14,133	$14,418	$12,337
9/30/2021	$14,044	$14,322	$12,230
10/31/2021	$13,997	$14,255	$12,227
11/30/2021	$13,853	$14,177	$12,263
12/31/2021	$13,937	$14,234	$12,232
1/31/2022	$13,683	$13,996	$11,968
2/28/2022	$13,094	$13,318	$11,835
3/31/2022	$12,854	$12,979	$11,506
4/30/2022	$12,476	$12,712	$11,069
5/31/2022	$12,406	$12,637	$11,141
6/30/2022	$11,950	$12,250	$10,966
7/31/2022	$12,161	$12,378	$11,234
8/31/2022	$12,243	$12,401	$10,917
9/30/2022	$11,709	$11,926	$10,445
10/31/2022	$11,542	$11,681	$10,310
11/30/2022	$12,203	$12,299	$10,689
12/31/2022	$12,423	$12,489	$10,641
1/31/2023	$12,793	$12,869	$10,968
2/28/2023	$12,507	$12,663	$10,684
3/31/2023	$12,571	$12,768	$10,956
4/30/2023	$12,674	$12,881	$11,022
5/31/2023	$12,561	$12,805	$10,902
6/30/2023	$12,664	$12,944	$10,863
7/31/2023	$12,790	$13,070	$10,856
8/31/2023	$12,666	$13,012	$10,786
9/30/2023	$12,581	$12,911	$10,512
10/31/2023	$12,396	$12,753	$10,346
11/30/2023	$12,899	$13,218	$10,815
12/31/2023	$13,323	$13,623	$11,229
1/31/2024	$13,353	$13,703	$11,198
2/29/2024	$13,456	$13,801	$11,040
3/31/2024	$13,611	$13,939	$11,142
4/30/2024	$13,467	$13,816	$10,860
5/31/2024	$13,675	$14,017	$11,044
6/30/2024	$13,759	$14,147	$11,149
7/31/2024	$13,968	$14,359	$11,409
8/31/2024	$14,159	$14,602	$11,573
9/30/2024	$14,381	$14,781	$11,728
10/31/2024	$14,253	$14,654	$11,437
11/30/2024	$14,316	$14,742	$11,558
12/31/2024	$14,238	$14,662	$11,369
1/31/2025	$14,376	$14,779	$11,430
2/28/2025	$14,579	$15,008	$11,681
3/31/2025	$14,570	$15,018	$11,685
4/30/2025	$14,472	$14,953	$11,731
5/31/2025	$14,580	$15,044	$11,647
6/30/2025	$14,799	$15,254	$11,826
7/31/2025	$14,941	$15,392	$11,795
8/31/2025	$15,130	$15,590	$11,936
9/30/2025	$15,309	$15,739	$12,067
10/31/2025	$15,378	$15,828	$12,142
11/30/2025	$15,390	$15,866	$12,217
12/31/2025	$15,467	$15,942	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.63%	2.11%	4.46%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8795-R6

02/26

(b) Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$102,000	$109,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	102,000	109,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$102,000	$109,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Emerging Markets Bond Fund

15	Emerging Markets Corporate Debt Fund

25	Statements of Assets and Liabilities (Item 7)

27	Statements of Operations (Item 7)

28	Statements of Changes in Net Assets (Item 7)

30	Financial Highlights (Item 7)

38	Notes to Financial Statements (Item 7)

60	Report of Independent Registered Public Accounting Firm (Item 7)

61	Changes in and Disagreements with Accountants (Item 8)

61	Proxy Disclosures (Item 9)

61	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 94.57%

CORPORATE BONDS 25.00%

Argentina 0.28%
Energy-Alternate Sources
YPF Energia Electrica SA†	7.875%		10/16/2032		$343,000	$344,477

Brazil 0.93%
Iron-Steel 0.65%
Samarco Mineracao SA	9.50%		6/30/2031		320,755	325,291
Vale Overseas Ltd.	6.40%		6/28/2054		460,000	469,890
						795,181
Oil & Gas 0.28%
Petrobras Global Finance BV	5.125%		9/10/2030		350,000	343,413
Total Brazil						1,138,594

Chile 1.92%
Banks 0.18%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(a)	200,000	216,373
Electric 0.49%
Alfa Desarrollo SpA†	4.55%		9/27/2051		492,239	397,935
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	200,645
						598,580
Mining 1.25%
Antofagasta PLC†	6.25%		5/2/2034		200,000	215,629
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	816,676
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	512,272
						1,544,577
Total Chile						2,359,530

China 1.04%
Internet 0.69%
Meituan†	5.125%		11/5/2035		400,000	396,082
Prosus NV†	3.832%		2/8/2051		675,000	450,035
						846,117
Investment Companies 0.35%
CFAMC IV Co. Ltd.	4.50%		5/29/2029		430,000	427,645
Total China						1,273,762

Colombia 0.78%
Food 0.46%
Grupo Nutresa SA†	9.00%		5/12/2035		500,000	565,354

See Notes to Financial Statements.	1

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Colombia (continued)
Pipelines 0.32%
AL Candelaria -spain- SA†	5.75%	6/15/2033	$437,000	$388,119
Total Colombia				953,473

Czech Republic 0.17%
Aerospace/Defense
Czechoslovak Group AS†	6.50%	1/10/2031	200,000	205,702

Dominican Republic 0.49%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	610,000	599,523

El Salvador 0.20%
Electric
Comision Ejecutiva Hidroelectrica del Rio Lempa†	8.65%	1/24/2033	229,000	245,946

Hong Kong 0.57%
Insurance 0.41%
FWD Group Holdings Ltd.†	5.836%	9/22/2035	500,000	506,329
Lodging 0.16%
Melco Resorts Finance Ltd.†	6.50%	9/24/2033	200,000	200,692
Total Hong Kong				707,021

India 0.25%
Diversified Financial Services
Muthoot Finance Ltd.	6.375%	4/23/2029	300,000	304,770

Indonesia 1.39%
Electric 0.53%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%	6/30/2050	880,000	653,564
Mining 0.60%
Freeport Indonesia PT†	4.763%	4/14/2027	300,000	302,015
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%	5/15/2030	230,000	237,561
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%	5/15/2050	200,000	196,080
				735,656
Oil & Gas 0.26%
Pertamina Persero PT†	5.625%	5/20/2043	330,000	323,751
Total Indonesia				1,712,971

Ivory Coast 0.22%
Mining
Endeavour Mining PLC†	7.00%	5/28/2030	265,000	274,035

2	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Kazakhstan 0.95%
Oil & Gas 0.42%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		$560,000	$520,183
Pipelines 0.53%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	648,463
Total Kazakhstan						1,168,646

Kuwait 0.42%
Banks
NBK Tier 1 Ltd.†	6.375% (6 yr. CMT + 2.40%	)#	–	(a)	500,000	512,309

Macau 0.58%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		385,000	383,625
Wynn Macau Ltd.†	6.75%		2/15/2034		331,000	335,558
Total Macau						719,183

Malaysia 1.25%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		650,000	583,836
Petronas Capital Ltd.†	3.404%		4/28/2061		600,000	408,344
Petronas Capital Ltd.†	5.848%		4/3/2055		522,000	546,491
Total Malaysia						1,538,671

Mexico 4.34%
Banks 0.43%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031		250,000	246,295
Banco Nacional de Comercio Exterior SNC†	5.875%		5/7/2030		273,000	282,883
						529,178
Electric 0.75%
Comision Federal de Electricidad	3.348%		2/9/2031		400,000	363,682
Comision Federal de Electricidad	3.875%		7/26/2033		350,000	310,347
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041		232,769	245,055
						919,084
Oil & Gas 3.00%
Petroleos Mexicanos	6.625%		6/15/2035		333,000	316,204
Petroleos Mexicanos	6.70%		2/16/2032		784,000	782,397
Petroleos Mexicanos	6.75%		9/21/2047		1,000,000	822,869
Petroleos Mexicanos	7.69%		1/23/2050		350,000	313,907
Petroleos Mexicanos	8.75%		6/2/2029		1,040,000	1,115,630
Petroleos Mexicanos	10.00%		2/7/2033		300,000	347,828
						3,698,835

See Notes to Financial Statements.	3

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mexico (continued)
REITS 0.16%
CFE Fibra E†	5.875%		9/23/2040	$198,334	$198,446
Total Mexico					5,345,543

Morocco 0.49%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	290,063
OCP SA†	6.10%		4/30/2030	300,000	313,717
Total Morocco					603,780

Oman 0.48%
Electric
AL Jawaher Assets Co. Spc†	4.662%		10/29/2030	600,000	595,343

Panama 0.45%
Banks
Multibank, Inc.	7.75%		2/3/2028	530,000	549,613

Peru 0.35%
Banks
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034	415,000	431,998

Poland 0.56%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035	653,000	689,266

Qatar 0.43%
Oil & Gas
QatarEnergy†	3.30%		7/12/2051	750,000	525,829

Saudi Arabia 0.99%
Investment Companies 0.65%
Gaci First Investment Co.	4.875%		2/14/2035	350,000	348,843
Gaci First Investment Co.	5.25%		1/29/2030	440,000	453,769
					802,612
Oil & Gas 0.34%
Saudi Arabian Oil Co.	6.375%		6/2/2055	400,000	418,663
Total Saudi Arabia					1,221,275

South Africa 0.42%
Electric 0.25%
Eskom Holdings	6.35%		8/10/2028	300,000	311,244

4	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Africa (continued)
Mining 0.17%
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032		$200,000	$209,023
Total South Africa						520,267

Turkey 1.30%
Banks 0.34%
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		400,000	416,800
Commercial Services 0.49%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		589,874	600,747
Mining 0.47%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	578,976
Total Turkey						1,596,523

United Arab Emirates 2.01%
Electric 0.24%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037		300,000	294,525
Energy-Alternate Sources 0.43%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		613,787	528,873
Investment Companies 0.68%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		770,000	837,363
Pipelines 0.66%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	818,708
Total United Arab Emirates						2,479,469

United Kingdom 0.17%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(a)	200,000	214,318

United States 0.14%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	175,317

Uzbekistan 0.47%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031		272,000	290,671
Navoiyuran State Enterprise†	6.70%		7/2/2030		291,000	293,448
Total Uzbekistan						584,119

See Notes to Financial Statements.	5

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Venezuela 0.54%
Oil & Gas
Petroleos de Venezuela SA(b)	9.00%		11/17/2021	$2,592,000	$663,552

Zambia 0.42%
Mining
First Quantum Minerals Ltd.†	8.00%		3/1/2033	265,000	283,337
First Quantum Minerals Ltd.†	8.625%		6/1/2031	225,000	237,059
Total Zambia					520,396
Total Corporate Bonds (cost $30,671,104)					30,775,221

FOREIGN GOVERNMENT OBLIGATIONS 69.57%

Angola 0.89%
Angola Government International Bonds†	8.25%		5/9/2028	600,000	603,839
Angola Government International Bonds†	9.125%		11/26/2049	575,000	494,224
Total Angola					1,098,063

Argentina 2.95%
Argentina Government International Bonds	3.50%	(c)	7/9/2041	378,703	263,009
Argentina Government International Bonds	4.125%	(c)	7/9/2035	1,631,737	1,218,092
Argentina Republic Government International Bonds	0.75%	(c)	7/9/2030	1,531,425	1,305,539
Argentina Republic Government International Bonds	5.00%	(c)	1/9/2038	1,081,193	841,709
Total Argentina					3,628,349

Azerbaijan 0.15%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	200,000	188,254

Bahamas 0.29%
Bahamas Government International Bonds†	8.25%		6/24/2036	315,000	352,271

Bahrain 1.93%
Bahrain Government International Bonds†	5.45%		9/16/2032	500,000	487,075
Bahrain Government International Bonds†	7.00%		1/26/2026	400,000	400,643
Bahrain Government International Bonds†	7.50%		2/12/2036	700,000	759,626
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	723,160
Total Bahrain					2,370,504

Barbados 0.26%
Barbados Government International Bonds†	8.00%		6/26/2035	300,000	316,425

Bolivia 0.26%
Bolivia Government International Bonds	4.50%		3/20/2028	350,000	323,621

6	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Brazil 2.62%
Brazil Government International Bonds	6.125%		3/15/2034		$1,711,000	$1,732,211
Brazil Government International Bonds	7.25%		1/12/2056		1,510,000	1,499,204
Total Brazil						3,231,415

Chile 1.45%
Chile Government International Bonds	3.80%		7/1/2035	EUR	400,000	471,805
Chile Government International Bonds	4.95%		1/5/2036		$730,000	737,775
Chile Government International Bonds	5.33%		1/5/2054		600,000	580,455
Total Chile						1,790,035

Colombia 2.34%
Colombia Government International Bonds	3.75%		9/19/2028	EUR	300,000	350,179
Colombia Government International Bonds	7.375%		4/25/2030		$608,000	643,568
Colombia Government International Bonds	7.50%		2/2/2034		1,200,000	1,254,000
Colombia Government International Bonds	8.375%		11/7/2054		600,000	638,100
Total Colombia						2,885,847

Costa Rica 1.08%
Costa Rica Government International Bonds†	6.55%		4/3/2034		450,000	491,906
Costa Rica Government International Bonds	7.30%		11/13/2054		750,000	844,219
Total Costa Rica						1,336,125

Dominican Republic 1.99%
Dominican Republic International Bonds†	4.50%		1/30/2030		1,200,000	1,174,800
Dominican Republic International Bonds†	5.30%		1/21/2041		750,000	681,375
Dominican Republic International Bonds	6.00%		2/22/2033		580,000	595,283
Total Dominican Republic						2,451,458

Ecuador 1.76%
Ecuador Government International Bonds†	6.90%	(c)	7/31/2030		1,110,000	1,098,356
Ecuador Government International Bonds†	6.90%	(c)	7/31/2035		1,205,000	1,065,823
Total Ecuador						2,164,179

Egypt 3.48%
Egypt Government International Bonds†	7.30%		9/30/2033		1,720,000	1,773,028
Egypt Government International Bonds†	7.903%		2/21/2048		920,000	857,356
Egypt Government International Bonds†	8.625%		2/4/2030		1,040,000	1,157,001
Egypt Government International Bonds†	8.75%		9/30/2051		500,000	501,695
Total Egypt						4,289,080

El Salvador 0.95%
El Salvador Government International Bonds	7.65%		6/15/2035		850,000	885,700
El Salvador Government International Bonds†	9.65%		11/21/2054		250,000	286,875
Total El Salvador						1,172,575

See Notes to Financial Statements.	7

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Ghana 1.40%
Ghana Government International Bonds†	Zero Coupon		7/3/2026	$35,360	$34,728
Ghana Government International Bonds†	Zero Coupon		1/3/2030	97,136	86,051
Ghana Government International Bonds†	5.00%	(c)	7/3/2029	534,820	526,487
Ghana Government International Bonds†	5.00%	(c)	7/3/2035	1,169,080	1,072,463
Total Ghana					1,719,729

Guatemala 1.13%
Guatemala Government Bonds	3.70%		10/7/2033	250,000	224,469
Guatemala Government Bonds†	4.375%		6/5/2027	325,000	323,375
Guatemala Government Bonds†	6.125%		6/1/2050	200,000	196,475
Guatemala Government Bonds†	6.55%		2/6/2037	300,000	322,200
Guatemala Government Bonds†	6.875%		8/15/2055	300,000	321,375
Total Guatemala					1,387,894

Hungary 2.68%
Hungary Government International Bonds	5.25%		6/16/2029	866,000	884,567
Hungary Government International Bonds	5.50%		6/16/2034	1,400,000	1,421,442
Hungary Government International Bonds†	6.75%		9/23/2055	950,000	993,105
Total Hungary					3,299,114

India 0.92%
Export-Import Bank of India	5.50%		1/18/2033	1,075,000	1,127,556

Indonesia 1.50%
Indonesia Government International Bonds	1.85%		3/12/2031	1,860,000	1,639,143
Perusahaan Penerbit SBSN Indonesia III†	4.70%		6/6/2032	200,000	202,213
Total Indonesia					1,841,356

Ivory Coast 0.44%
Ivory Coast Government International Bonds†	8.075%		4/1/2036	500,000	541,270

Jordan 0.17%
Jordan Government International Bonds†	7.50%		1/13/2029	200,000	210,607

Kazakhstan 0.60%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	237,000	240,756
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	205,684
Kazakhstan Government International Bonds†	4.714%		4/9/2035	300,000	298,082
Total Kazakhstan					744,522

Kenya 0.90%
Republic of Kenya Government International Bonds†	6.30%		1/23/2034	270,000	247,452
Republic of Kenya Government International Bonds†	7.875%		10/9/2033	350,000	350,545
Republic of Kenya Government International Bonds	8.25%		2/28/2048	200,000	189,039
Republic of Kenya Government International Bonds†	9.75%		2/16/2031	293,000	320,703
Total Kenya					1,107,739

8	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kuwait 1.02%
Kuwait International Government Bonds†	4.652%	10/9/2035		$1,255,000	$1,256,450

Lebanon 0.30%
Lebanon Government International Bonds(b)	6.65%	2/26/2030		388,000	90,969
Lebanon Government International Bonds(b)	6.65%	2/26/2030		1,182,000	277,125
Total Lebanon					368,094

Mexico 2.36%
Eagle Funding Luxco SARL†	5.50%	8/17/2030		319,000	325,329
Mexico Government International Bonds	3.771%	5/24/2061		560,000	346,780
Mexico Government International Bonds	6.00%	5/7/2036		950,000	964,962
Mexico Government International Bonds	6.338%	5/4/2053		700,000	669,025
Mexico Government International Bonds	6.35%	2/9/2035		340,000	357,170
Mexico Government International Bonds	6.625%	1/29/2038		234,000	244,764
Total Mexico					2,908,030

Montenegro 0.29%
Montenegro Government International Bonds†	4.875%	4/1/2032	EUR	300,000	356,982

Morocco 0.30%
Morocco Government International Bonds†	4.00%	12/15/2050		$500,000	366,086

Nigeria 2.43%
Nigeria Government International Bonds	7.375%	9/28/2033		260,000	265,180
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	589,954
Nigeria Government International Bonds	8.375%	3/24/2029		1,000,000	1,066,241
Nigeria Government International Bonds†	8.631%	1/13/2036		1,000,000	1,075,213
Total Nigeria					2,996,588

Oman 2.57%
Oman Government International Bonds†	6.25%	1/25/2031		800,000	857,086
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	1,103,624
Oman Government International Bonds	7.375%	10/28/2032		1,050,000	1,207,969
Total Oman					3,168,679

Pakistan 0.65%
Pakistan Government International Bonds	6.875%	12/5/2027		200,000	201,947
Pakistan Government International Bonds	7.375%	4/8/2031		605,000	602,899
Total Pakistan					804,846

Panama 2.83%
Panama Government International Bonds	2.252%	9/29/2032		1,480,000	1,226,328
Panama Government International Bonds	3.87%	7/23/2060		1,410,000	937,438
Panama Government International Bonds	6.40%	2/14/2035		1,250,000	1,321,375
Total Panama					3,485,141

See Notes to Financial Statements.	9

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Paraguay 0.72%
Paraguay Government International Bonds†	5.40%	3/30/2050		$375,000	$352,282
Paraguay Government International Bonds†	5.85%	8/21/2033		500,000	532,149
Total Paraguay					884,431

Peru 2.29%
Peru Government International Bonds	1.862%	12/1/2032		550,000	455,372
Peru Government International Bonds	3.00%	1/15/2034		1,900,000	1,656,515
Peru Government International Bonds	5.875%	8/8/2054		350,000	347,655
Peru Government International Bonds	6.20%	6/30/2055		350,000	360,203
Total Peru					2,819,745

Philippines 0.54%
Philippines Government International Bonds	2.65%	12/10/2045		1,000,000	663,507

Poland 1.66%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034		200,000	210,818
Republic of Poland Government International Bonds	5.375%	2/12/2035		740,000	768,896
Republic of Poland Government International Bonds	5.50%	4/4/2053		1,100,000	1,059,150
Total Poland					2,038,864

Qatar 0.68%
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	842,322

Romania 3.13%
Romania Government International Bonds	2.875%	3/11/2029	EUR	600,000	692,709
Romania Government International Bonds	4.00%	2/14/2051		$400,000	274,757
Romania Government International Bonds	4.00%	2/14/2051		400,000	274,757
Romania Government International Bonds†	5.75%	3/24/2035		1,700,000	1,688,447
Romania Government International Bonds†	5.875%	1/30/2029		200,000	206,684
Romania Government International Bonds†	6.75%	7/11/2039	EUR	300,000	368,934
Romania Government International Bonds	7.125%	1/17/2033		$320,000	347,844
Total Romania					3,854,132

Saudi Arabia 3.67%
KSA Ijarah Sukuk Ltd.†	4.25%	9/9/2030		448,000	447,830
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,854,568
Saudi Government International Bonds	4.75%	1/16/2030		800,000	817,395
Saudi Government International Bonds	5.00%	1/16/2034		500,000	512,290
Saudi Government International Bonds†	5.125%	1/13/2028		300,000	306,651
Saudi Government International Bonds	5.50%	10/25/2032		550,000	584,378
Total Saudi Arabia					4,523,112

Serbia 0.42%
Serbia International Bonds†	6.25%	5/26/2028		500,000	519,221

10	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
South Africa 2.39%
Republic of South Africa Government International Bonds	4.30%		10/12/2028	$740,000	$737,145
Republic of South Africa Government International Bonds	5.75%		9/30/2049	1,973,000	1,665,308
Republic of South Africa Government International Bonds†	7.10%		11/19/2036	500,000	537,538
Total South Africa					2,939,991

Sri Lanka 1.48%
Sri Lanka Government International Bonds†	3.10%	(c)	1/15/2030	217,641	207,428
Sri Lanka Government International Bonds†	3.35%	(c)	3/15/2033	426,900	367,832
Sri Lanka Government International Bonds†	3.60%	(c)	5/15/2036	762,800	695,878
Sri Lanka Government International Bonds†	3.60%	(c)	2/15/2038	400,282	366,062
Sri Lanka Government International Bonds†	4.00%		4/15/2028	187,922	180,411
Total Sri Lanka					1,817,611

Suriname 0.18%
Suriname Government International Bonds†	8.50%		11/6/2035	200,000	216,750

Turkey 2.64%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028	500,000	549,608
Turkiye Government International Bonds	5.75%		5/11/2047	1,250,000	1,028,550
Turkiye Government International Bonds	7.625%		5/15/2034	1,250,000	1,361,079
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028	300,000	313,759
Total Turkey					3,252,996

Ukraine 1.35%
Ukraine Government International Bonds†	Zero Coupon	(c)	2/1/2030	84,361	50,195
Ukraine Government International Bonds†	Zero Coupon	(c)	2/1/2034	317,918	151,539
Ukraine Government International Bonds†	Zero Coupon	(c)	2/1/2035	487,200	275,663
Ukraine Government International Bonds†	4.50%	(c)	2/1/2029	531,200	398,409
Ukraine Government International Bonds†	4.50%	(c)	2/1/2034	522,283	320,914
Ukraine Government International Bonds†	4.50%	(c)	2/1/2035	450,696	271,697
Ukraine Government International Bonds†	4.50%	(c)	2/1/2036	320,138	189,765
Total Ukraine					1,658,182

United Arab Emirates 1.59%
Abu Dhabi Government International Bonds†	3.125%		9/30/2049	450,000	321,745
Abu Dhabi Government International Bonds†	4.25%		10/2/2035	500,000	496,506
Abu Dhabi Government International Bonds	5.50%		4/30/2054	200,000	204,606
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	446,819
UAE International Government Bonds†	3.25%		10/19/2061	700,000	482,054
Total United Arab Emirates					1,951,730

See Notes to Financial Statements.	11

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Uruguay 0.17%
Uruguay Government International Bonds	4.975%		4/20/2055	$226,000	$206,677

Uzbekistan 0.82%
Republic of Uzbekistan International Bonds†	6.90%		2/28/2032	200,000	215,665
Republic of Uzbekistan International Bonds†	6.947%		5/25/2032	730,000	790,148
Total Uzbekistan					1,005,813

Venezuela 0.54%
Venezuela Government International Bonds(b)	12.75%		8/23/2022	2,100,000	664,650

Zambia 0.41%
Zambia Government International Bonds	5.75%	(c)	6/30/2033	516,154	509,652
Total Foreign Government Obligations (cost $83,511,601)					85,658,270
Total Long-Term Investments (cost $114,182,705)					116,433,491

SHORT-TERM INVESTMENTS 3.82%

REPURCHASE AGREEMENTS 3.82%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $4,750,900 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $4,792,379; proceeds: $4,699,250 (cost $4,698,402)				4,698,402	4,698,402
Total Investments in Securities 98.39% (cost $118,881,107)					121,131,893
Other Assets and Liabilities – Net(d) 1.61%					1,980,667
Net Assets 100.00%					$123,112,560

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $57,238,923, which represents 46.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Defaulted (non-income producing security).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2025

Forward Foreign Currency Exchange Contracts at December 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	3/6/2026	1,668,000	$1,933,295	$1,965,776	$(32,481)

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	March 2026	3	Short	EUR	(349,888)	EUR	(348,480)	$1,655
Euro-Bund	March 2026	6	Short		(771,536)		(765,420)	7,188
Euro-Schatz	March 2026	11	Short		(1,176,113)		(1,174,690)	1,672
U.S. 10-Year Treasury Note	March 2026	67	Short		$(7,546,317)		$(7,533,313)	13,004
U.S. 10-Year Ultra Treasury Note	March 2026	25	Short		(2,887,208)		(2,875,391)	11,817
U.S. Ultra Treasury Bond	March 2026	32	Short		(3,822,956)		(3,776,000)	46,956
Total Unrealized Appreciation on Futures Contracts								$82,292

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	110	Long		$12,054,671		$12,023,516	$(31,155)
U.S. Long Bond	March 2026	71	Long		8,292,933		8,207,156	(85,777)
Total Unrealized Depreciation on Futures Contracts								$(116,932)

See Notes to Financial Statements.	13

Schedule of Investments (concluded)

EMERGING MARKETS BOND FUND December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$30,775,221	$–	$30,775,221
Foreign Government Obligations	–	85,658,270	–	85,658,270
Short-Term Investments
Repurchase Agreements	–	4,698,402	–	4,698,402
Total	$–	$121,131,893	$–	$121,131,893
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(32,481)	–	(32,481)
Futures Contracts
Assets	82,292	–	–	82,292
Liabilities	(116,932)	–	–	(116,932)
Total	$(34,640)	$(32,481)	$–	$(67,121)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

14	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 94.19%

COMMON STOCKS 0.01%

China
Real Estate Management & Development
Shimao Group Holdings Ltd.*(a) (cost $28,830)			102,626	$2,523

	Interest Rate	Maturity Date	Principal Amount‡
CONVERTIBLE BONDS 1.00%

Macau
Lodging
Wynn Macau Ltd.† (cost $201,850)			$200,000	205,127

CORPORATE BONDS 89.19%

Angola 0.97%
Oil & Gas
Azule Energy Finance PLC†	8.125%	1/23/2030	200,000	200,460

Argentina 2.85%
Energy-Alternate Sources 0.24%
YPF Energia Electrica SA†	7.875%	10/16/2032	50,000	50,215
Food 0.35%
Arcor SAIC†	7.60%	7/31/2033	72,000	72,828
Oil & Gas 1.64%
YPF SA†	6.95%	7/21/2027	148,000	149,294
YPF SA	9.50%	1/17/2031	176,000	187,998
				337,292
Pipelines 0.06%
Transportadora de Gas del Sur SA†	7.75%	11/20/2035	12,000	11,884
Telecommunications 0.56%
Telecom Argentina SA†	9.25%	5/28/2033	109,068	114,125
Total Argentina				586,344

Brazil 4.72%
Engineering & Construction 1.01%
Sitios Latinoamerica SAB de CV†	6.00%	11/25/2029	200,000	207,800
Health Care-Services 0.97%
Rede D’or Finance SARL	4.95%	1/17/2028	200,000	200,321

See Notes to Financial Statements.	15

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil (continued)
Iron-Steel 0.80%
Samarco Mineracao SA	9.50%		6/30/2031		$102,250	$103,696
Vale Overseas Ltd.	6.40%		6/28/2054		60,000	61,290
						164,986
Oil & Gas 0.96%
Petrobras Global Finance BV	5.125%		9/10/2030		200,000	196,236
Water 0.98%
Sabesp Lux SARL†	5.625%		8/20/2030		200,000	200,930
Total Brazil						970,273

Chile 5.10%
Banks 1.05%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(b)	200,000	216,373
Electric 1.94%
Alfa Desarrollo SpA†	4.55%		9/27/2051		246,120	198,967
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		195,501	200,646
						399,613
Mining 2.11%
Antofagasta PLC†	6.25%		5/2/2034		200,000	215,629
Corp. Nacional del Cobre de Chile	6.44%		1/26/2036		200,000	217,076
						432,705
Total Chile						1,048,691

China 8.19%
Diversified Financial Services 1.88%
BOC Aviation USA Corp.	4.875%		5/3/2033		200,000	204,275
China Great Wall International Holdings V Ltd.	2.375%		8/18/2030		200,000	182,407
						386,682
Internet 4.43%
Alibaba Group Holding Ltd.	5.25%		5/26/2035		200,000	208,537
Meituan†	5.125%		11/5/2035		200,000	198,041
Prosus NV	3.061%		7/13/2031		200,000	182,198
Prosus NV†	3.832%		2/8/2051		200,000	133,344
Weibo Corp.	3.375%		7/8/2030		200,000	189,979
						912,099
Investment Companies 0.97%
CFAMC IV Co. Ltd.	4.50%		5/29/2029		200,000	198,905

16	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China (continued)
Real Estate 0.01%
Ronshine China Holdings Ltd.(c)	8.10%	6/9/2023	$200,000	$2,000
Shimao Group Holdings Ltd.†	5.00%	7/21/2031	2,000	71
				2,071
Telecommunications 0.90%
Xiaomi Best Time International Ltd.	2.875%	7/14/2031	200,000	184,775
Total China				1,684,532

Colombia 3.32%
Food 1.10%
Grupo Nutresa SA†	9.00%	5/12/2035	200,000	226,142
Gas 0.97%
Grupo Energia Bogota SA ESP†	5.75%	10/22/2035	200,000	198,405
Oil & Gas 1.25%
Ecopetrol SA	5.875%	11/2/2051	100,000	72,211
Ecopetrol SA	7.75%	2/1/2032	130,000	133,953
Ecopetrol SA	8.375%	1/19/2036	50,000	51,490
				257,654
Total Colombia				682,201

Congo 1.01%
Mining
Ivanhoe Mines Ltd.†	7.875%	1/23/2030	200,000	207,066

Dominican Republic 0.96%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	200,000	196,565

Hong Kong 3.78%
Insurance 1.92%
AIA Group Ltd.	5.40%	9/30/2054	200,000	191,724
FWD Group Holdings Ltd.†	5.836%	9/22/2035	200,000	202,531
				394,255
Lodging 0.97%
Melco Resorts Finance Ltd.†	6.50%	9/24/2033	200,000	200,693
Retail 0.89%
JMH Co. Ltd.	2.50%	4/9/2031	200,000	183,531
Total Hong Kong				778,479

See Notes to Financial Statements.	17

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
India 4.89%
Diversified Financial Services 2.96%
Muthoot Finance Ltd.	6.375%		4/23/2029			$200,000	$203,180
Power Finance Corp. Ltd.	4.50%		6/18/2029			200,000	199,832
Sammaan Capital Ltd.	9.70%		7/3/2027			200,000	206,951
							609,963
Electric 0.93%
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028			200,000	192,156
Mining 1.00%
Vedanta Resources Finance II PLC†	9.475%		7/24/2030			200,000	204,743
Total India							1,006,862

Indonesia 2.93%
Electric 1.94%
Pertamina Geothermal Energy PT	5.15%		4/27/2028			200,000	202,783
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031			192,060	196,862
							399,645
Mining 0.99%
Freeport Indonesia PT	5.315%		4/14/2032			200,000	204,186
Total Indonesia							603,831

Israel 2.10%
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands II BV	4.125%		6/1/2031		EUR	200,000	238,989
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046			$255,000	193,174
Total Israel							432,163

Kazakhstan 1.35%
Oil & Gas
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030			300,000	278,670

Kuwait 1.00%
Banks
NBK Tier 1 Ltd.†	6.375% (6 yr. CMT + 2.40%	)#	–	(b)		200,000	204,924

Macau 1.91%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027			200,000	199,286
Studio City Finance Ltd.	5.00%		1/15/2029			200,000	193,292
Total Macau							392,578

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Malaysia 1.98%
Oil & Gas 1.02%
Petronas Capital Ltd.†	5.848%		4/3/2055		$200,000	$209,383
Transportation 0.96%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		200,000	198,793
Total Malaysia						408,176

Mexico 6.20%
Banks 0.96%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031		200,000	197,036
Electric 1.88%
Comision Federal de Electricidad	3.875%		7/26/2033		200,000	177,341
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041		198,101	208,557
						385,898
Equity Real Estate 0.98%
Corp. Inmobiliaria Vesta SAB de CV†	5.50%		1/30/2033		200,000	202,798
Mining 0.47%
Southern Copper Corp.	5.25%		11/8/2042		100,000	95,941
Oil & Gas 0.95%
Petroleos Mexicanos	6.70%		2/16/2032		50,000	49,898
Petroleos Mexicanos	8.75%		6/2/2029		135,000	144,817
						194,715
REITS 0.96%
CFE Fibra E†	5.875%		9/23/2040		198,334	198,447
Total Mexico						1,274,835

Morocco 1.99%
Chemicals
OCP SA†	3.75%		6/23/2031		200,000	187,474
OCP SA†	7.50%		5/2/2054		200,000	221,858
Total Morocco						409,332

Nigeria 0.59%
Banks
BOI Finance BV†	7.50%		2/16/2027	EUR	100,000	121,192

Panama 1.86%
Banks 1.01%
Multibank, Inc.	7.75%		2/3/2028		$200,000	207,401
Electric 0.85%
AES Panama Generation Holdings SRL	4.375%		5/31/2030		186,702	175,817
Total Panama						383,218

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Paraguay 0.31%
Telecommunications
Telefonica Celular del Paraguay SA	5.875%		4/15/2027	$63,000	$62,888

Peru 3.27%
Banks 1.32%
Banco de Credito del Peru SA†	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	100,000	100,625
Banco de Credito del Peru SA†	5.85%		1/11/2029	165,000	172,032
					272,657
Mining 1.01%
Cia de Minas Buenaventura SAA†	6.80%		2/4/2032	200,000	208,526
Packaging & Containers 0.94%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.75%		8/2/2028	200,000	192,506
Total Peru					673,689

Poland 1.03%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035	200,000	211,107

Qatar 2.94%
Banks 1.44%
QNB Finance Ltd.	2.75%		2/12/2027	300,000	295,477
Telecommunications 0.97%
Ooredoo International Finance Ltd.†	4.625%		10/10/2034	200,000	200,685
Transportation 0.53%
Nakilat, Inc.†	6.267%		12/31/2033	101,709	108,553
Total Qatar					604,715

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%	)	10/26/2031	300,000	–	(d)
Sberbank of Russia Via SB Capital SA(c)	5.25%		5/23/2023	450,000	–	(d)
Total Russia					–

Saudi Arabia 4.64%
Diversified Financial Services 0.96%
Avilease Capital Ltd.†	4.75%		11/12/2030	200,000	198,562
Investment Companies 0.90%
Gaci First Investment Co.	5.375%		1/29/2054	200,000	184,572
Oil & Gas 0.88%
Saudi Arabian Oil Co.	2.25%		11/24/2030	200,000	180,942

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Saudi Arabia (continued)
Pipelines 1.90%
EIG Pearl Holdings SARL	3.545%		8/31/2036		$196,690	$182,559
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042		200,000	208,659
						391,218
Total Saudi Arabia						955,294

Singapore 1.93%
Banks
Oversea-Chinese Banking Corp. Ltd.	4.602% (5 yr. CMT + 1.58%	)#	6/15/2032		200,000	200,845
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		200,000	196,421
Total Singapore						397,266

South Africa 2.04%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034		200,000	210,216
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.†	5.854%		5/13/2032		200,000	209,023
Total South Africa						419,239

South Korea 1.01%
Banks
Woori Bank†	6.375% (5 yr. CMT + 2.28%	)#	–	(b)	200,000	207,869

Turkey 4.04%
Banks 2.04%
Akbank TAS†	7.498%		1/20/2030		200,000	211,942
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		200,000	208,400
						420,342
Engineering & Construction 1.02%
TAV Havalimanlari Holding AS†	8.50%		12/7/2028		200,000	209,178
Mining 0.98%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	201,033
Total Turkey						830,553

Ukraine 0.95%
Agriculture
MHP Lux SA	6.95%		4/3/2026		200,000	195,246

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
United Arab Emirates 4.54%
Banks 0.97%
First Abu Dhabi Bank PJSC	4.50% (6 yr. CMT + 4.14%	)#	–	(b)		$200,000	$199,327
Electric 0.95%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037			200,000	196,350
Energy-Alternate Sources 0.77%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049			183,220	157,872
Investment Companies 1.06%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034			200,000	217,497
Pipelines 0.79%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040			200,000	163,742
Total United Arab Emirates							934,788

United Kingdom 1.01%
Banks
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029			200,000	208,002

United States 0.69%
Chemicals 0.43%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			88,000	88,535
Oil & Gas 0.26%
CITGO Petroleum Corp.†	8.375%		1/15/2029			51,000	53,221
Total United States							141,756

Uzbekistan 1.04%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031			200,000	213,728

Zambia 2.05%
Mining
First Quantum Minerals Ltd.†	8.625%		6/1/2031			400,000	421,438
Total Corporate Bonds (cost $18,782,086)							18,347,970

FOREIGN GOVERNMENT OBLIGATIONS 3.99%

Colombia 0.57%
Colombia Government International Bonds	3.75%		9/19/2028		EUR	100,000	116,726

Kazakhstan 0.99%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028			$200,000	203,170

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Peru 0.94%
Corp. Financiera de Desarrollo SA	2.40%	9/28/2027	$200,000	$193,635

Saudi Arabia 1.49%
Saudi Government International Bonds	5.00%	1/16/2034	300,000	307,374
Total Foreign Government Obligations (cost $805,812)				820,905
Total Long-Term Investments (cost $19,818,578)				19,376,525

SHORT-TERM INVESTMENTS 4.05%

REPURCHASE AGREEMENTS 4.05%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $842,700 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $850,137; proceeds: $833,461 (cost $833,310)			833,310	833,310
Total Investments in Securities 98.24% (cost $20,651,888)				20,209,835
Other Assets and Liabilities – Net(e) 1.76%				362,839
Net Assets 100.00%				$20,572,674

EUR	Euro.
HKD	Hong Kong Dollar.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.

*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $10,414,583, which represents 50.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at December 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	3/6/2026	331,000	$383,645	$390,091	$(6,446)

See Notes to Financial Statements.	23

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2025

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	March 2026	2	Short	EUR	(233,339)	EUR	(232,320)	$1,197
Euro-Schatz	March 2026	1	Short		(106,914)		(106,790)	146
U.S. 10-Year Ultra Treasury Note	March 2026	11	Short		$(1,270,371)		$(1,265,172)	5,199
U.S. Ultra Treasury Bond	March 2026	1	Short		(119,467)		(118,000)	1,467
Total Unrealized Appreciation on Futures Contracts								$8,009

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2026	7	Long		$1,462,008		$1,461,523	$(485)
U.S. 5-Year Treasury Note	March 2026	8	Long		876,725		874,438	(2,287)
U.S. Long Bond	March 2026	3	Long		348,554		346,781	(1,773)
Total Unrealized Depreciation on Futures Contracts								$(4,545)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
China	$–	$2,523	$–	$2,523
Convertible Bonds	–	205,127	–	205,127
Corporate Bonds
Russia	–	–	0	0
Remaining Countries	–	18,347,970	–	18,347,970
Foreign Government Obligations	–	820,905	–	820,905
Short-Term Investments
Repurchase Agreements	–	833,310	–	833,310
Total	$–	$20,209,835	$–	$20,209,835
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(6,446)	–	(6,446)
Futures Contracts
Assets	8,009	–	–	8,009
Liabilities	(4,545)	–	–	(4,545)
Total	$3,464	$(6,446)	$–	$(2,982)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

24	See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$118,881,107	$20,651,888
Investments in securities, at fair value	$121,131,893	$20,209,835
Cash	15,465	8,193
Deposits with brokers for futures collateral	199,084	24,096
Foreign cash, at value (cost $0 and $3, respectively)	–	3
Receivables:
Interest and dividends	2,054,815	369,063
Capital shares sold	516,382	86,089
Variation margin for futures contracts	1,450	516
From advisor (See Note 4)	17	31,551
Investment securities sold	–	13,888
Securities lending income	72	–
Prepaid expenses and other assets	20,487	38,392
Total assets	123,939,665	20,781,626
LIABILITIES:
Payables:
Capital shares reacquired	64,726	51,651
Management fee	51,990	12,522
Directors’ fees	38,004	5,279
12b-1 distribution plan	9,326	2,494
Investment securities purchased	7,058	2,250
Fund administration	4,159	716
Unrealized depreciation on forward foreign currency exchange contracts	32,481	6,446
Distributions payable	514,056	85,840
Accrued expenses	105,305	41,754
Total liabilities	827,105	208,952
Commitments and contingent liabilities	–	–
NET ASSETS	$123,112,560	$20,572,674
COMPOSITION OF NET ASSETS:
Paid-in capital	$263,929,060	$35,461,684
Total distributable earnings/(loss)	(140,816,500)	(14,889,010)
Net Assets	$123,112,560	$20,572,674

See Notes to Financial Statements.	25

Statements of Assets and Liabilities (concluded)

December 31, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net Assets by class:
Class A Shares	$10,660,460	$4,817,097
Class C Shares	$490,263	$585,400
Class F Shares	$205,537	$398,079
Class F3 Shares	$2,078,123	$10,347
Class I Shares	$109,086,801	$14,039,499
Class R3 Shares	$99,441	$43,342
Class R4 Shares	$92,419	$11,368
Class R5 Shares	$19,884	$73,911
Class R6 Shares	$379,632	$593,631
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,352,358	352,676
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	107,420	42,850
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	45,300	29,134
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	459,151	758
Class I Shares (300.37 and 228 million shares of common stock authorized, $.001 par value)	24,098,986	1,029,479
Class R3 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	21,986	3,173
Class R4 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	20,416	833
Class R5 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	4,389	5,410
Class R6 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	83,862	43,458
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$4.53	$13.66
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 2.25%, respectively)	$4.63	$13.97
Class C Shares-Net asset value	$4.56	$13.66
Class F Shares-Net asset value	$4.54	$13.66
Class F3 Shares-Net asset value	$4.53	$13.66
Class I Shares-Net asset value	$4.53	$13.64
Class R3 Shares-Net asset value	$4.52	$13.66
Class R4 Shares-Net asset value	$4.53	$13.65
Class R5 Shares-Net asset value	$4.53	$13.66
Class R6 Shares-Net asset value	$4.53	$13.66

*	Net asset value may not recalculate due to rounding of fractional shares.

26	See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2025

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$852
Securities lending net income	9,363	3,327
Interest and other (net of foreign withholding taxes of $2,618 and $1,702, respectively)	7,456,599	1,958,571
Total investment income	7,465,962	1,962,750
Expenses:
Management fee	581,152	228,655
12b-1 distribution plan–Class A	18,681	10,573
12b-1 distribution plan–Class C	1,934	5,884
12b-1 distribution plan–Class F	204	458
12b-1 distribution plan–Class R3	759	208
12b-1 distribution plan–Class R4	196	29
Registration	121,983	122,433
Professional	70,889	60,637
Reports to shareholders	62,789	28,178
Fund administration	46,492	13,066
Shareholder servicing	23,235	40,908
Custody	14,556	9,495
Directors’ fees	4,960	1,484
Other	34,606	14,849
Gross expenses	982,436	536,857
Fees waived and expenses reimbursed (See Note 4)	(14,763)	(242,582)
Net expenses	967,673	294,275
Net investment income	6,498,289	1,668,475
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(1,983,539)	80,562
Net realized gain/(loss) on futures contracts	(142,207)	(136,237)
Net realized gain/(loss) on forward foreign currency exchange contracts	(43,145)	(4,077)
Net realized gain/(loss) on swap contracts	34,092	5,004
Net realized gain/(loss) on foreign capital gains taxes	(238)	–
Net realized gain/(loss) on foreign currency related transactions	12,783	(1,098)
Net change in unrealized appreciation/(depreciation) on investments	11,336,334	1,208,184
Net change in unrealized appreciation/(depreciation) on futures contracts	(197,337)	4,177
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(45,750)	(9,026)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	9,154	562
Net realized and unrealized gain/(loss)	8,980,147	1,148,051
Net Increase in Net Assets Resulting From Operations	$15,478,436	$2,816,526

See Notes to Financial Statements.	27

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$6,498,289	$6,788,042
Net realized gain/(loss)	(2,122,254)	(3,197,835)
Net change in unrealized appreciation/(depreciation)	11,102,401	4,328,262
Net increase in net assets resulting from operations	15,478,436	7,918,469
Distributions to Shareholders:
Class A	(511,574)	(502,340)
Class C	(11,691)	(15,835)
Class F	(11,650)	(38,614)
Class F3	(71,330)	(29,784)
Class I	(5,962,217)	(6,229,684)
Class R3	(7,904)	(8,937)
Class R4	(4,276)	(3,975)
Class R5	(849)	(1,886)
Class R6	(23,808)	(21,746)
Total distribution to shareholders	(6,605,299)	(6,852,801)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	14,189,103	11,100,808
Reinvestment of distributions	6,565,087	6,806,114
Cost of shares reacquired	(17,324,079)	(23,127,630)
Net increase (decrease) in net assets resulting from capital share transactions	3,430,111	(5,220,708)
Net increase (decrease) in net assets	12,303,248	(4,155,040)
NET ASSETS:
Beginning of year	$110,809,312	$114,964,352
End of year	$123,112,560	$110,809,312

28	See Notes to Financial Statements.

Emerging Markets Corporate Debt Fund
For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

$1,668,475	$1,593,244
(55,846)	(340,268)
1,203,897	682,034
2,816,526	1,935,010

(266,291)	(280,679)
(32,294)	(64,815)
(23,449)	(45,985)
(543)	(537)
(1,336,892)	(1,199,281)
(1,969)	(2,888)
(593)	(575)
(2,990)	(578)
(30,662)	(20,706)
(1,695,683)	(1,616,044)

6,163,470	20,334,140
1,690,930	1,609,256
(24,670,049)	(17,783,770)

(16,815,649)	4,159,626
(15,694,806)	4,478,592

$36,267,480	$31,788,888
$20,572,674	$36,267,480

See Notes to Financial Statements.	29

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2025	$4.20	$0.23	$0.34	$0.57	$(0.24)	$4.53
12/31/2024	4.16	0.25	0.04	0.29	(0.25)	4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	3.97
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	4.95
Class C
12/31/2025	4.23	0.21	0.33	0.54	(0.21)	4.56
12/31/2024	4.19	0.22	0.04	0.26	(0.22)	4.23
12/31/2023	4.00	0.18	0.19	0.37	(0.18)	4.19
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	4.00
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	4.98
Class F
12/31/2025	4.21	0.24	0.34	0.58	(0.25)	4.54
12/31/2024	4.17	0.25	0.05	0.30	(0.26)	4.21
12/31/2023	3.98	0.21	0.20	0.41	(0.22)	4.17
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	3.98
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	4.95
Class F3
12/31/2025	4.20	0.24	0.34	0.58	(0.25)	4.53
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
Class I
12/31/2025	4.20	0.24	0.34	0.58	(0.25)	4.53
12/31/2024	4.16	0.25	0.05	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94

30	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

13.92	1.02	1.03	5.40	$10,660	60
7.13	0.99	1.01	5.89	8,434	72
10.42	0.99	0.99	5.15	8,152	53
(15.83)	0.94	0.95	4.59	8,420	33
(2.81)	0.87	0.87	3.89	13,738	56

13.18	1.65	1.66	4.79	490	60
6.47	1.62	1.63	5.17	203	72
9.68	1.63	1.63	4.44	384	53
(16.26)	1.59	1.60	3.94	546	33
(3.41)	1.52	1.52	3.24	906	56

14.13	0.81	0.93	5.61	206	60
7.34	0.79	0.91	5.91	209	72
10.62	0.79	0.89	5.25	426	53
(15.45)	0.73	0.84	4.75	940	33
(2.63)	0.66	0.77	4.07	2,581	56

14.16	0.81	0.83	5.53	2,078	60
7.36	0.78	0.80	6.13	519	72
10.65	0.78	0.78	5.35	461	53
(15.48)	0.73	0.73	4.79	753	33
(2.63)	0.65	0.66	4.06	1,493	56

14.15	0.81	0.83	5.61	109,087	60
7.35	0.79	0.81	6.09	100,727	72
10.64	0.79	0.79	5.34	105,022	53
(15.49)	0.74	0.75	4.78	111,029	33
(2.63)	0.67	0.67	4.09	188,299	56

See Notes to Financial Statements.	31

Financial Highlights (concluded)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2025	$4.20	$0.22	$0.32	$0.54	$(0.22)	$4.52
12/31/2024	4.16	0.23	0.05	0.28	(0.24)	4.20
12/31/2023	3.97	0.19	0.20	0.39	(0.20)	4.16
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	3.97
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	4.94
Class R4
12/31/2025	4.20	0.23	0.34	0.57	(0.24)	4.53
12/31/2024	4.16	0.24	0.05	0.29	(0.25)	4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	3.97
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	4.94
Class R5
12/31/2025	4.20	0.24	0.34	0.58	(0.25)	4.53
12/31/2024	4.16	0.24	0.06	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
Class R6
12/31/2025	4.20	0.24	0.34	0.58	(0.25)	4.53
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

32	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

13.33	1.31	1.32	5.13	$99	60
6.81	1.29	1.31	5.60	165	72
10.09	1.29	1.29	4.88	151	53
(15.92)	1.24	1.25	4.28	130	33
(3.12)	1.16	1.17	3.60	203	56

13.87	1.07	1.08	5.34	92	60
7.08	1.04	1.06	5.84	67	72
10.36	1.05	1.05	5.11	64	53
(15.71)	0.99	1.00	4.50	35	33
(2.88)	0.92	0.93	3.84	64	56

14.15	0.82	0.83	5.54	20	60
7.36	0.78	0.79	5.74	10	72
10.64	0.79	0.79	5.36	10	53
(15.47)	0.72	0.72	4.82	9	33
(2.60)	0.64	0.64	4.13	11	56

14.16	0.80	0.81	5.65	380	60
7.36	0.78	0.80	6.19	475	72
10.65	0.78	0.78	5.29	294	53
(15.48)	0.73	0.74	4.81	502	33
(2.62)	0.66	0.66	4.10	445	56

See Notes to Financial Statements.	33

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2025	$13.26	$0.67	$0.41	$1.08	$(0.68)	$13.66
12/31/2024	13.09	0.66	0.18	0.84	(0.67)	13.26
12/31/2023	12.86	0.60	0.25	0.85	(0.62)	13.09
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	12.86
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	15.14
Class C
12/31/2025	13.26	0.59	0.41	1.00	(0.60)	13.66
12/31/2024	13.09	0.58	0.17	0.75	(0.58)	13.26
12/31/2023	12.86	0.52	0.25	0.77	(0.54)	13.09
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	12.86
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	15.15
Class F
12/31/2025	13.27	0.68	0.40	1.08	(0.69)	13.66
12/31/2024	13.10	0.67	0.18	0.85	(0.68)	13.27
12/31/2023	12.86	0.59	0.29	0.88	(0.64)	13.10
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	12.86
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	15.15
Class F3
12/31/2025	13.26	0.70	0.42	1.12	(0.72)	13.66
12/31/2024	13.09	0.70	0.18	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	15.14
Class I
12/31/2025	13.24	0.69	0.41	1.10	(0.70)	13.64
12/31/2024	13.07	0.68	0.18	0.86	(0.69)	13.24
12/31/2023	12.84	0.63	0.25	0.88	(0.65)	13.07
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	12.84
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	15.13

34	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.32	1.05	1.86	4.95	$4,817	69
6.52	1.05	1.75	4.97	5,407	93
6.96	1.05	1.66	4.72	6,214	74
(11.19)	1.05	1.44	4.27	6,703	55
(0.39)	1.05	1.35	3.46	10,050	83

7.66	1.66	2.44	4.35	585	69
5.84	1.69	2.40	4.35	885	93
6.21	1.68	2.29	4.10	1,628	74
(11.73)	1.68	2.08	3.66	1,511	55
(0.94)	1.67	1.97	2.84	1,748	83

8.42	0.95	1.75	5.05	398	69
6.54	0.95	1.65	5.08	595	93
7.06	0.95	1.50	4.56	960	74
(11.09)	0.95	1.31	4.28	19,603	55
(0.23)	0.95	1.25	3.55	61,510	83

8.63	0.76	1.54	5.24	10	69
6.87	0.71	1.45	5.31	10	93
7.34	0.70	1.33	5.07	10	74
(10.88)	0.70	1.06	4.63	10	55
(0.02)	0.68	0.99	3.83	11	83

8.53	0.85	1.58	5.17	14,039	69
6.73	0.85	1.53	5.13	28,665	93
7.09	0.85	1.45	4.93	22,504	74
(11.02)	0.85	1.28	4.57	19,229	55
(0.14)	0.85	1.15	3.63	5,449	83

See Notes to Financial Statements.	35

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2025	$13.26	$0.63	$0.41	$1.04	$(0.64)	$13.66
12/31/2024	13.09	0.62	0.18	0.80	(0.63)	13.26
12/31/2023	12.86	0.57	0.25	0.82	(0.59)	13.09
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	12.86
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	15.14
Class R4
12/31/2025	13.25	0.66	0.41	1.07	(0.67)	13.65
12/31/2024	13.09	0.65	0.17	0.82	(0.66)	13.25
12/31/2023	12.85	0.60	0.26	0.86	(0.62)	13.09
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	12.85
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	15.13
Class R5
12/31/2025	13.26	0.69	0.42	1.11	(0.71)	13.66
12/31/2024	13.09	0.68	0.18	0.86	(0.69)	13.26
12/31/2023	12.86	0.63	0.25	0.88	(0.65)	13.09
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	12.86
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	15.15
Class R6
12/31/2025	13.26	0.70	0.42	1.12	(0.72)	13.66
12/31/2024	13.09	0.69	0.19	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	15.15

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

36	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

7.99	1.35	2.17	4.65	$43	69
6.19	1.35	2.04	4.68	40	93
6.64	1.35	1.96	4.43	137	74
(11.45)	1.35	1.74	3.97	131	55
(0.68)	1.35	1.65	3.14	228	83

8.26	1.10	1.89	4.91	11	69
6.39	1.10	1.78	4.93	11	93
6.91	1.10	1.71	4.67	11	74
(11.24)	1.10	1.47	4.17	11	55
(0.37)	1.10	1.40	3.42	21	83

8.54	0.85	1.72	5.13	74	69
6.73	0.85	1.55	5.15	11	93
7.19	0.85	1.46	4.89	11	74
(11.00)	0.85	1.25	4.50	17	55
(0.20)	0.85	1.18	3.83	20	83

8.63	0.76	1.52	5.24	594	69
6.87	0.73	1.43	5.19	643	93
7.25	0.70	1.36	5.06	314	74
(10.86)	0.70	1.13	4.75	317	55
0.05	0.68	1.02	3.83	150	83

See Notes to Financial Statements.	37

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Notes to Financial Statements (continued)

The CODM for the Funds is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio

Notes to Financial Statements (continued)

investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(d)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities and represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of December 31, 2025, the Funds did not have any unfunded loan commitments.

(e)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (continued)

(f)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(g)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Notes to Financial Statements (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Forward Foreign Currency Exchange Contracts–During the fiscal year, the Funds listed in the tables below are exposed to foreign currency risks associated with some or all of their portfolio investments and, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the

Notes to Financial Statements (continued)

Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Notes to Financial Statements (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Summary of Derivatives Information–As of December 31, 2025, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

Emerging Markets Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$82,292	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$32,481
Futures Contracts(1)	Payable, variation margin for futures contracts	$116,932	–

Emerging Markets Corporate Debt Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$8,009	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$6,446
Futures Contracts(1)	Payable, variation margin for futures contracts	$4,545	–

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

The following tables present the effect of derivatives for each Fund on the Statements of operations for the fiscal year ended December 31, 2025:

Emerging Markets Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$34,092
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(43,145)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(142,207)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(45,750)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(197,337)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$540,154
Forward Foreign Currency Exchange Contracts		–	$1,460,555	–
Futures Contracts		299	–	–

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$5,004
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(4,077)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(136,237)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(9,026)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$4,177	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$79,154
Forward Foreign Currency Exchange Contracts		–	$252,855	–
Futures Contracts		59	–	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$32,481	$–	$32,481
Total	$32,481	$–	$32,481

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(b)
State Street Bank and Trust	$32,481	$–	$–	$–	$32,481
Total	$32,481	$–	$–	$–	$32,481

Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,446	$–	$6,446
Total	$6,446	$–	$6,446

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(b)
State Street Bank and Trust	$6,446	$–	$–	$–	$6,446
Total	$6,446	$–	$–	$–	$6,446

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund
First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund
First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended December 31, 2025:

Fund	Amount
Emerging Markets Bond Fund	$14,559

For the fiscal year ended December 31, 2025 and continuing through April 30, 2026. Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, (excluding certain expenses such as acquired fund fees and expenses, if applicable) to the following annual rates:

	Classes
Fund	A, C, F, I, R3, R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.76%

All contractual fee waivers and expense reimbursement agreements between the Fund and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the fiscal year ended December 31, 2025 and continuing through April 30, 2026, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of each Fund, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$1,019	$19,355
Emerging Markets Corporate Debt Fund	164	4,706

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Other Related Parties

As of December 31, 2025, the percentage of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 62.13% and 22.78%, respectively.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$6,605,299	$ –	$ –	$6,605,299
Emerging Markets Corporate Debt Fund	1,695,683	–	–	1,695,683

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$6,852,801	$ –	$ –	$6,852,801
Emerging Markets Corporate Debt Fund	1,616,044	–	–	1,616,044

Notes to Financial Statements (continued)

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Emerging Markets Bond Fund	$ –	$ –	$(142,090,936)	$1,826,496	$(552,060)	$(140,816,500)
Emerging Markets Corporate Debt Fund	–	–	(14,274,744)	(590,109)	(24,157)	(14,889,010)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Bond Fund	$(43,546,220)	$(98,512,235)	$(142,058,455)
Emerging Markets Corporate Debt Fund	(6,084,507)	(8,190,237)	(14,274,744)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Fund	$119,239,172	$6,751,516	$(4,925,916)	$1,825,600
Emerging Markets Corporate Debt Fund	20,770,432	591,609	(1,155,188)	(563,579)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Emerging Markets Bond Fund	$167,762	$(167,762)
Emerging Markets Corporate Debt Fund	–	–

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Emerging Markets Bond Fund	$ –	$68,559,198	$ –	$68,412,324
Emerging Markets Corporate Debt Fund	–	21,824,733	–	37,153,254

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Funds did not engage in cross trade purchases or sales.

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

During the fiscal year ended December 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise

Notes to Financial Statements (continued)

from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Notes to Financial Statements (continued)

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as non-qualifying income.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic

Notes to Financial Statements (continued)

have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Year Ended December 31, 2025		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,055,063	$8,935,680	1,552,145	$6,571,191
Reinvestment of distributions	113,408	492,654	114,349	479,050
Shares reacquired	(1,822,926)	(7,939,298)	(1,618,082)	(6,871,668)
Increase	345,545	$1,489,036	48,412	$178,573
Class C Shares
Shares sold	148,881	$675,681	3,272	$13,857
Reinvestment of distributions	2,662	11,685	3,758	15,788
Shares reacquired	(92,095)	(418,290)	(50,617)	(214,055)
Increase (decrease)	59,448	$269,076	(43,587)	$(184,410)
Class F Shares
Shares sold	3,444	$14,920	210,487	$857,518
Reinvestment of distributions	1,593	6,917	8,000	33,238
Shares reacquired	(9,388)	(40,582)	(271,173)	(1,128,499)
Decrease	(4,351)	$(18,745)	(52,686)	$(237,743)
Class F3 Shares
Shares sold	362,326	$1,551,089	39,118	$162,841
Reinvestment of distributions	16,269	71,330	7,118	29,794
Shares reacquired	(43,049)	(184,653)	(33,494)	(139,672)
Increase	335,546	$1,437,766	12,742	$52,963
Class I Shares
Shares sold	663,965	$2,864,307	508,506	$2,153,395
Reinvestment of distributions	1,376,060	5,961,826	1,490,063	6,231,810
Shares reacquired	(1,934,207)	(8,400,293)	(3,267,074)	(13,601,501)
Increase (decrease)	105,818	$425,840	(1,268,505)	$(5,216,296)
Class R3 Shares
Shares sold	5,048	$21,717	6,940	$28,957
Reinvestment of distributions	1,829	7,904	2,137	8,937
Shares reacquired	(24,172)	(106,029)	(6,167)	(25,695)
Increase (decrease)	(17,295)	$(76,408)	2,910	$12,199

Notes to Financial Statements (continued)

Emerging Markets Bond Fund	Year Ended December 31, 2025		Year Ended December 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	3,704	$16,020	3,177	$13,255
Reinvestment of distributions	985	4,276	951	3,979
Shares reacquired	(316)	(1,410)	(3,477)	(15,040)
Increase	4,373	$18,886	651	$2,194
Class R5 Shares
Shares sold	13,310	$59,524	247,099	$1,042,757
Reinvestment of distributions	62	280	–	–
Shares reacquired	(11,291)	(50,965)	(247,099)	(1,050,171)
Increase (decrease)	2,081	$8,839	–	$(7,414)
Class R6 Shares
Shares sold	11,650	$50,165	60,693	$257,037
Reinvestment of distributions	1,901	8,215	834	3,518
Shares reacquired	(42,794)	(182,559)	(19,256)	(81,329)
Increase (decrease)	(29,243)	$(124,179)	42,271	$179,226

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2025		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	60,163	$811,306	87,959	$1,170,362
Reinvestment of distributions	19,739	266,207	21,016	278,121
Shares reacquired	(134,975)	(1,823,822)	(175,825)	(2,323,317)
Decrease	(55,073)	$(746,309)	(66,850)	$(874,834)
Class C Shares
Shares sold	1,375	$18,650	2,159	$28,362
Reinvestment of distributions	2,390	32,219	4,900	64,789
Shares reacquired	(27,624)	(373,853)	(64,717)	(862,067)
Decrease	(23,859)	$(322,984)	(57,658)	$(768,916)
Class F Shares
Shares sold	3,766	$50,953	1,204	$15,872
Reinvestment of distributions	1,558	21,006	3,290	43,555
Shares reacquired	(21,036)	(282,191)	(32,920)	(438,647)
Decrease	(15,712)	$(210,232)	(28,426)	$(379,220)
Class I Shares
Shares sold	359,997	$4,813,772	1,403,641	$18,585,815
Reinvestment of distributions	99,453	1,336,892	90,678	1,199,839
Shares reacquired	(1,595,045)	(21,683,504)	(1,050,885)	(13,832,203)
Increase (decrease)	(1,135,595)	$(15,532,840)	443,434	$5,953,451
Class R3 Shares
Shares sold	74	$1,001	2,720	$35,642
Reinvestment of distributions	109	1,474	164	2,167
Shares reacquired	(23)	(315)	(10,356)	(135,333)
Increase (decrease)	160	$2,160	(7,472)	$(97,524)

Notes to Financial Statements (concluded)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2025		Year Ended December 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	20	$266	17	$211
Reinvestment of distributions	3	35	2	26
Shares reacquired	(56)	(760)	(15)	(196)
Increase (decrease)	(33)	$(459)	4	$41
Class R5 Shares
Shares sold	4,423	$59,294	–	$2
Reinvestment of distributions	180	2,437	3	36
Shares reacquired	(28)	(377)	(20)	(260)
Increase (decrease)	4,575	$61,354	(17)	$(222)
Class R6 Shares
Shares sold	30,234	$408,228	37,517	$497,874
Reinvestment of distributions	2,275	30,660	1,557	20,723
Shares reacquired	(37,553)	(505,227)	(14,530)	(191,747)
Increase (decrease)	(5,044)	$(66,339)	24,544	$326,850

14.	SUBSEQUENT EVENTS

On December 29, 2025, the Board approved plans of liquidation (the “Plan”) pursuant to which the Funds would be liquidated and dissolved. In accordance with the Plan, the Funds liquidated on February 13, 2026 (the “Liquidation Date”). Any remaining shareholders of record as of the Liquidation Date received a distribution of their remaining investment value in full liquidation of each Fund. Please refer to the Funds’ prospectus, as supplemented to date, for more information.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Global Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Company”) comprising the Lord Abbett Emerging Markets Bond Fund and Lord Abbett Emerging Markets Corporate Debt Fund, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Emerging Markets Bond Fund	2%
Emerging Markets Corporate Debt Fund	5%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.
Lord Abbett Emerging Markets Bond Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund	LAGF-2 (02/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 25, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 25, 2026